UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-22468

Ashmore Funds

(Exact name of registrant as specified in charter)

c/o Ashmore Investment Management Limited

61 Aldwych

London WC2B 4AE

England

(Address of principal executive offices) (Zip code)

Corporation Service Company

84 State Street

Boston, MA 20109

(Name and address of agent for service)

Registrant’s telephone number, including area code: 011-44-20-3077-6000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2011

Item 1. Reports to Stockholders.

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UNAUDITED

SEMIANNUAL FINANCIAL STATEMENTS

APRIL 30, 2011

(THIS PAGE INTENTIONALLY LEFT BLANK)

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This material is authorized for use only when preceded or accompanied by the current Ashmore Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

A Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

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INVESTMENT MANAGERS REPORT

For the period December 8, 2010 to April 30, 2011

Overview

Despite Europe-specific issues highlighting 2010, overall, the year was a continuation of the global recovery in financial assets. With strong fundamentals and no real credit crunch disease, the emerging markets continued to expand. Despite strong global asset price performance in 2010, the European peripheral nations of Greece, Ireland and Portugal have had to accept financial assistance from the EU and IMF amid deepening fiscal problems. Surprising to some, there were improving growth expectations for the United States. This expectation of a reasonable recovery 2011 for the US came on the back of material intervention by the US Federal Reserve and government stimulus programmes that helped push growth up to 3.1% (on an inflation adjusted basis). However, it was still clear that material structural issues remained (and still remain) in the US economy. Much of the de-leveraging has yet to occur and the US housing market is still vulnerable. Lending is also quite poor with banks still working through their own re-capitalisation issues. The large businesses in the US have been able to finance themselves via retained earnings and accessing the capital markets, but with small business – who are finding access to capital very difficult – accounting for just over 50% of all US workers, a sustained recovery is still far away. Surprisingly to many investors who did not base their US growth expectations on the hard fundamentals, the US reported a much weaker Q1 2011 GDP growth rate of 1.8% (inflation adjusted). Following this headline growth number, the market is increasingly debating the possibility of a double-dip in the US rather than a near term recovery – the gravity of the structural problems in the developed world are again resurfacing. Developed markets (and mostly US market) equities came off their YTD highs as growth expectations were cut. The unrest in North Africa and the Middle East further contributed to a volatile investment environment with uncertainty plaguing most investors. Momentum investors in particular were subject to large price movements, which often had very little to do with fundamentals. Finally, the Western Europe debt issues that were largely left unresolved in 2010 came back to the foreground. All in all, the global picture for developed markets, which started the year positively, have since turned more uncertain as data begins to confirm the reality that the deleveraging and growth concerns still threaten any near term recovery.

As for the emerging markets, in our opinion, they are much healthier and less risky in certain respects than either the US and/or Western Europe. Emerging market countries generally have very different cycles and policy issues to address. Not having suffered a credit crunch, they have continued to grow strongly and appear better equipped to deal with the expected main challenges of 2011 so far such as higher oil prices, food prices and inflation. One of the themes that we continue to see in emerging markets is that their electorates, generally without welfare states, demonstrably vote for growth and stability - more so when faced with external shocks. The orthodox approach that many Emerging Market policy makers have made in response to the challenges facing them has been supportive to local currencies. In comparison to developed market currencies that face a wide array of challenges to sustained growth and prosperity, emerging markets are making use of their many policy tools in order to manage and contain their vibrant economies. Despite the bouts of risk aversion so far in 2011, Emerging Market currencies have managed to grind their way higher.

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Portfolio Overview

Ashmore Emerging Markets Corporate Debt Fund

Emerging Market corporate debt performed well in the period to date. The consistent theme throughout the year has been the health and activity levels in the new issuance market. A number of factors have combined to open markets to a range of companies in the high yield space, amongst which we would highlight the following: firstly, emerging markets corporate bonds have had a declining default rate; secondly, the underlying credit strengths of Emerging Market corporates has been underscored through rapid recovery of operational performance metrics; thirdly, the strong economic backdrop across emerging markets has encouraged corporates to invest in expansion to meet demand, thus requiring additional capital; and fourthly, the continuing low US dollar interest rate environment is allowing corporates to secure term funding at attractive levels, thereby reducing refinancing risks.

The positive factors outlined above conspired to produce a new issuance flow totalling close to $200bn globally for Emerging Market corporates, encompassing both investment grade and high yield issuers. Amidst this flurry of new issue activity we sought to maintain a controlled approach to the opportunities on offer. Steady and consistent credit analysis, allied to relative value and market technical considerations, allowed us to add to the portfolio in sectors and geographies that complemented the existing constituents.

Ashmore Emerging Markets Local Currency Bond Fund

Leaving aside the very real global issues that have a collateral impact on the price action of Emerging Market assets, one of the real challenges this year has been the management of inflation pressures or perceived inflation pressures. Emerging Market countries all have unique market cycles and factors that have affected their performance. Oil importers for example have been much more susceptible to external shocks like those in the Middle East and North Africa, whereas others have had to be content with higher food prices for most of the year. What is without question is that on the whole, Emerging Market countries have experienced strong growth. Sustaining the economic success in each Emerging Market country has been a primary goal of policy makers and countries have reacted differently to this challenge. China seems to be on the way to engineering its soft landing after a series of monetary tightening policies including, but not limited to a series of domestic interest rate hikes. In Turkey, however, policy makers have taken a different approach to their domestic growth issues, opting for lower policy rates in order to spur economic growth, but risking inflation. The portfolio has been managed very actively thus far this year. While concentration has been focused on the three main keys to successful long-term performance in local currency bonds – namely credit, yield and duration analysis, the team has also been opportunistic around risk aversion events. The volatility we have seen is not likely to dissipate any time soon as the core issues behind it – developed market debt and growth uncertainty – are likely to only slowly improve over time. That said, this volatility will continue to present attractive buying opportunities that should be alpha contributors over time.

Ashmore Emerging Markets Local Currency Fund

The current market environment has been a very supportive one for investors in Emerging Market local currencies. Strong growth rates and well-managed domestic economies have required policy measures that have helped to push many Emerging Market currencies higher. Over the past year, we have seen Emerging Market central banks using a number of tools to manage their market cycles and ensure that strong growth is sustained and the domestic markets do not overheat. Brazil for example has been active in taking steps to control inflationary pressures by not only raising interest rates, but also applying degrees of capital controls to ensure that the appreciation of the Real is paced and does not adversely affect their strong domestic market. China has similarly been quite orthodox in the management of its market cycle. In addition to interest rates, Chinese policy makers have also raised reserve requirements in order to reign in lending and take the air out of any potential bubbles. For China, these policies seem to be working as the market consensus is that China appears to be engineering a “soft landing”. What has become very clear over the past 12 months is that Emerging Market policy makers have an array of tools to manage their economies – which is in stark contrast to developed markets where tools are limited to quantitative easing

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INVESTMENT MANAGERS REPORT

and rhetoric. Moreover, the problems of emerging markets are one of managing strong domestic economies and growth, which is in stark contrast to developed markets which are doing all they can to prevent another recession. While global risk appetite has had a collateral effect on Emerging Market currency exposure, overall, performance has been strong as investors seek emerging markets currencies, which is where growth, sound fundamentals and orthodox fiscal management can be found.

Ashmore Emerging Markets Sovereign Debt Fund

Emerging Market sovereign bonds performed positively over the period despite European sovereign debt concerns. The main spread compression trade from wide levels in April 2009 is predominately over now and the emphasis is currently on trading around risk events, volatility in the US Treasury market and careful country selection. The fund has favoured country positions in Brazil, Russia and Indonesia. Russia has benefitted from rising commodities prices. This has helped plug the funding gap and reduced the need for large scale bond issues which has been supportive for Russian sovereign bonds. Brazil’s economy continues to perform strongly which has been helped by a smooth transaction of power from President Lula who served the maximum 2 terms in power to President Dilma Rousseff. Short term trading opportunities in higher beta credits such as Argentina and Venezuela exist although our longer term view here remains negative. The Fund also benefited from positions taken in quasi sovereign bonds where the Fund realized higher yields.

Ashmore Emerging Markets Total Return Fund

Almost across the board, Emerging Market assets enjoyed a strong 2010 supported by robust domestic fundamentals and growth as well as investor confidence in Emerging Market government and policy makers to responsibly manage domestic market cycles. The volatility created by developed market and geopolitical events have created unique entry opportunities among the various investment themes that the Total Return fund allocates to. Dollar-denominated debt outperformed other themes in emerging markets during periods of heightened volatility as global investors predictably retreated out of perceived riskier investment and into the likes of gold and hard currencies – the typical flight to liabilities. On a number of occasions during the unrest in the Middle East and North Africa, dollar-denominated debt barely moved in terms of price, demonstrating not only the strength of the issuers, but the realisation by investors that the usual safe havens during periods of volatility not only did not offer the safety they once did, but on a relative basis, the return profile was quite poor. The fund’s local currency allocation was also a strong contributor to performance and a material source of diversification. As Emerging Market central banks moved to manage their market cycles and control inflation concerns, local currency assets such as pure FX and local currency denominated instruments were boosted. In the year to date, Emerging Market countries continue to carry out monetary tightening policies to engineer soft landings for their domestic economies and provide for longer term domestic growth and prosperity. We believe that this monetary tightening process is nearing the end of its cycle and thus the portfolio has slightly introduced more duration as certain countries begin to reach the end of their intervention programmes. The corporate debt investment theme has also provided a unique source of returns that we believe will continue to benefit the overall portfolio. Spreads in both the high yield and investment grade space are still wide of both their pre-Lehman highs and wide on a relative value basis. We have seen a number of instances where Emerging Market investment grade corporate debt trades wider to its developed market peers, simply because of its geographic location. This spread difference mostly comes down to investor prejudice against emerging markets, which the fund is more than happy to benefit from while this spread difference persists. Overall, the total return and active allocation approach has allowed the portfolio management team to be dynamic in their investment decisions and to position the portfolio not only for longer-term outperformance, but also take advantage of shorter-term mispricing via tactical trading.

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Ashmore Investment Management Limited

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the funds and market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are those of Ashmore Investment Management Limited as of the date indicated and are subject to change at any time based upon economic, market, or other conditions and Ashmore Investment Management Limited undertakes no obligation to update the views expressed herein. Any discussions of specific securities or markets should not be considered a recommendation to buy or sell or invest those securities or markets. The views expressed above may not be relied upon as investment advice or as an indication of the funds’ trading intent. Information about the funds’ holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. In addition, the returns do not reflect certain charges that an investor in the funds may pay. If these additional fees were reflected, performance would have been lower.

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STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2011 (Unaudited)

	Ashmore Emerging Markets Corporate Debt Fund	Ashmore Emerging Markets Local Currency Bond Fund
ASSETS:
Investments in securities, at value	$10,454,641	$28,248,392
Investments in fully funded total return swaps, at value	—	6,452,933
Cash	178,812	16,830,981
Foreign currency, at value	1,552	14,891
Unrealized appreciation on interest rate swap contracts	—	61,286
Unrealized appreciation on forward foreign currency exchange contracts	2,416	1,199,460
Receivable for securities sold	208,987	—
Receivable for fund shares sold	1,000,000	299,230
Receivable from Investment Manager	19,703	21,166
Interest and dividends receivable	170,558	629,032
Tax reclaims receivable	—	9,679
Other assets	55,714	55,713
Total Assets	12,092,383	53,822,763
LIABILITIES:
Unrealized depreciation on interest rate swap contracts	—	28,250
Unrealized depreciation on forward foreign currency exchange contracts	27,696	322,319
Payable for securities purchased	300,439	619,502
Distributions payable	—	70,325
Investment Manager fee payable	10,025	39,175
Trustees’ fees payable	439	438
Other liabilities	49,792	57,295
Total Liabilities	388,391	1,137,304
Net Assets	$11,703,992	$52,685,459
NET ASSETS:
Paid in capital	$11,320,364	$49,602,643
Undistributed (distributions in excess of) net investment income	82,761	(522,343)
Accumulated net realized gain (loss)	(65,369)	483,590
Net unrealized appreciation (depreciation)	366,236	3,121,569
Net Assets	$11,703,992	$52,685,459

Net Assets:
Institutional Class	$11,703,992	$52,685,459

Shares Issued and Outstanding (no par value, unlimited shares authorized):
Institutional Class	1,128,041	4,923,483

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding):
Institutional Class	$10.38	$10.70

Cost of Investments in securities	$10,064,894	$26,461,839
Cost of Investments in fully funded total return swaps	$—	$6,055,436
Cost of Foreign currency held	$1,521	$14,865

See accompanying notes to the financial statements.

Ashmore Emerging Markets Local Currency Fund	Ashmore Emerging Markets Sovereign Debt Fund	Ashmore Emerging Markets Total Return Fund

$2,152,795	$9,460,156	$16,158,815
116,681	—	225,303
14,164,164	430,435	4,503,880
42	—	15,157
—	—	3,885
721,099	—	536,459
—	—	—
—	—	—
19,920	19,679	20,093
5,839	145,323	301,867
—	—	—
55,713	56,214	55,713
17,236,253	10,111,807	21,821,172

—	—	1,572
121,351	1,543	116,671
—	—	62,667
3,386	6,860	42,519
11,508	7,358	17,373
438	439	438
54,370	54,008	54,791
191,053	70,208	296,031
$17,045,200	$10,041,599	$21,525,141

$16,385,461	$10,147,878	$20,791,524
(463,877)	(115)	(207,824)
461,037	(12,062)	51,151
662,579	(94,102)	890,290
$17,045,200	$10,041,599	$21,525,141

$17,045,200	$10,041,599	$21,525,141

1,631,089	1,015,133	2,079,458

$10.45	$9.89	$10.35

$2,095,625	$9,552,801	$15,717,034
$111,301	$—	$203,252
$42	$—	$14,903

See accompanying notes to the financial statements.

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STATEMENTS OF OPERATIONS

For the Period Ended April 30, 2011 (Unaudited)

	Ashmore Emerging Markets Corporate Debt Fund[1]	Ashmore Emerging Markets Local Currency Bond Fund[1]
INVESTMENT INCOME:
Interest, net of foreign taxes*	$330,145	$469,293
Total Income	330,145	469,293
EXPENSES:
Investment Manager fees	46,299	105,854
Administration fees	1,610	4,457
Custody fees	5,379	7,158
Professional fees	34,984	34,984
Trustees’ fees	9,621	9,621
Offering expenses	13,994	13,994
Organization expenses	31,000	31,000
Insurance fees	4,812	4,811
Interest expense	—	—
Blue sky fees	8,960	8,960
Registration fees	2,538	2,538
Printing fees	8,746	8,746
Transfer agent fees	874	874
Other	3,149	3,149
Total Expenses	171,966	236,146
Less expenses reimbursed by the Investment Manager	(124,861)	(128,063)
Net Expenses	47,105	108,083
Net Investment Income (Loss)	283,040	361,210
NET REALIZED AND UNREALIZED GAINS (LOSSES):
NET REALIZED GAIN (LOSS) ON:
Investments in securities	28,602	(46,219)
Forward foreign currency exchange contracts	(86,329)	490,413
Interest rate swap contracts	—	6,067
Foreign exchange transactions	(7,642)	33,329
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	389,747	1,786,553
Investments in fully funded total return swaps	—	397,497
Forward foreign currency exchange contracts	(25,280)	877,141
Interest rate swap contracts	—	33,036
Foreign exchange translations	1,769	27,342
Net Gain (Loss)	300,867	3,605,159
Net Increase in Net Assets Resulting from Operations	$583,907	$3,966,369
* Foreign tax withholdings	$1,398	$9,970

[1]	The Fund was formed on August 6, 2010 and it commenced investment operations on December 8, 2010.

See accompanying notes to the financial statements.

Ashmore Emerging Markets Local Currency Fund[1]	Ashmore Emerging Markets Sovereign Debt Fund[1]	Ashmore Emerging Markets Total Return Fund[1]

$25,222	$216,231	$523,744
25,222	216,231	523,744

38,182	34,741	79,626
1,797	1,544	3,185
5,496	5,338	6,363
34,984	34,984	34,984
9,621	9,621	9,621
13,994	13,994	13,994
31,000	31,000	31,000
4,810	4,810	4,810
—	—	929
8,960	8,960	8,960
2,538	2,538	2,538
8,746	8,746	8,746
874	874	874
3,149	3,149	3,149
164,151	160,299	208,779
(125,070)	(124,786)	(126,632)
39,081	35,513	82,147
(13,859)	180,718	441,597

(19,226)	(10,496)	(173,426)
440,803	(1,503)	213,711
—	—	81
39,460	(63)	10,785

57,170	(92,645)	441,781
5,380	—	22,051
599,748	(1,543)	419,789
—	—	2,313
281	86	4,356
1,123,616	(106,164)	941,441
$1,109,757	$74,554	$1,383,038
$—	$3,876	$3,894

See accompanying notes to the financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended April 30, 2011 (Unaudited)

	Ashmore Emerging Markets Corporate Debt Fund[1]	Ashmore Emerging Markets Local Currency Bond Fund[1]
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$283,040	$361,210
Net realized gain (loss)	(65,369)	483,590
Net change in unrealized appreciation (depreciation)	366,236	3,121,569
Net Increase in Net Assets Resulting from Operations	583,907	3,966,369

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(200,279)	(883,553)

FUND SHARE TRANSACTIONS:
Net increase in net assets resulting from Fund share transactions	11,320,364	49,602,643
Total Increase in Net Assets	11,703,992	52,685,459

NET ASSETS:
Net assets at the beginning of the period	—	—
Net assets at the end of the period	$11,703,992	$52,685,459
Undistributed (Distributions in excess of) Net Investment Income	$82,761	$(522,343)

[1]	The Fund was formed on August 6, 2010 and it commenced investment operations on December 8, 2010.

See accompanying notes to the financial statements.

Ashmore Emerging Markets Local Currency Fund[1]	Ashmore Emerging Markets Sovereign Debt Fund[1]	Ashmore Emerging Markets Total Return Fund[1]

$(13,859)	$180,718	$441,597
461,037	(12,062)	51,151
662,579	(94,102)	890,290
1,109,757	74,554	1,383,038

(450,018)	(180,833)	(649,421)

16,385,461	10,147,878	20,791,524
17,045,200	10,041,599	21,525,141

—	—	—
$17,045,200	$10,041,599	$21,525,141
$(463,877)	$(115)	$(207,824)

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

For the Period Ended April 30, 2011 (Unaudited)

Ashmore Emerging Markets Corporate Debt Fund - Institutional Class

For a share outstanding throughout the period ended	April 30, 2011[1]

Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income[2]	0.28
Net realized and unrealized gain	0.30

Total from investment operations	0.58

Less distributions	(0.20)

Net asset value at end of period	$10.38

Total return[3]	5.75%

Portfolio turnover rate[4]	19.30%

Net assets, end of period (in thousands)	$11,704

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	4.27%
Total expenses after reimbursements	1.17%

Net investment income to average net assets:
Net investment income before reimbursements	3.93%
Net investment income after reimbursements	7.03%

[1]	The Fund was formed on August 6, 2010 and it commenced investment operations on December 8, 2010.
[2]	Per share amounts are based on average number of shares outstanding during the period.
[3]

Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

[4]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover rate is not annualized for periods less than one year.

[5]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

For the Period Ended April 30, 2011 (Unaudited)

Ashmore Emerging Markets Local Currency Bond Fund - Institutional Class

For a share outstanding throughout the period ended	April 30, 2011[1]

Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income[2]	0.08
Net realized and unrealized gain	0.89

Total from investment operations	0.97

Less distributions	(0.27)

Net asset value at end of period	$10.70

Total return[3]	9.84%

Portfolio turnover rate[4]	20.50%

Net assets, end of period (in thousands)	$52,685

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	2.12%
Total expenses after reimbursements	0.97%

Net investment income to average net assets:
Net investment income before reimbursements	2.09%
Net investment income after reimbursements	3.24%

[1]	The Fund was formed on August 6, 2010 and it commenced investment operations on December 8, 2010.
[2]	Per share amounts are based on average number of shares outstanding during the period.
[3]

Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

[4]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities, including fully funded total return swaps, by the monthly average of the value of the long term portfolio securities, including fully funded total return swaps. Portfolio turnover rate is not annualized for periods less than one year.

[5]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

For the Period Ended April 30, 2011 (Unaudited)

Ashmore Emerging Markets Local Currency Fund - Institutional Class

For a share outstanding throughout the period ended	April 30, 2011[1]

Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income[2]	—[3]
Net realized and unrealized gain	0.86

Total from investment operations	0.86

Less distributions	(0.41)

Net asset value at end of period	$10.45

Total return[4]	8.79%

Portfolio turnover rate[5]	23.78%

Net assets, end of period (in thousands)	$17,045

Ratios to average net assets:[6]
Total expenses to average net assets:
Total expenses before reimbursements	3.65%
Total expenses after reimbursements	0.87%

Net investment income to average net assets:
Net investment income before reimbursements	(3.09%)
Net investment income after reimbursements	(0.31%)

[1]	The Fund was formed on August 6, 2010 and it commenced investment operations on December 8, 2010.
[2]	Per share amounts are based on average number of shares outstanding during the period.
[3]	Per share amounts from net investment income were less than $.01 per share.
[4]

Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

[5]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities, including fully funded total return swaps, by the monthly average of the value of the long term portfolio securities, including fully funded total return swaps. Portfolio turnover rate is not annualized for periods less than one year.

[6]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

For the Period Ended April 30, 2011 (Unaudited)

Ashmore Emerging Markets Sovereign Debt Fund - Institutional Class

For a share outstanding throughout the period ended	April 30, 2011[1]

Net asset value at beginning of period	$10.00

Income/(loss) from investment operations:
Net investment income[2]	0.18
Net realized and unrealized loss	(0.11)

Total from investment operations	0.07

Less distributions	(0.18)

Net asset value at end of period	$9.89

Total return[3]	(0.73%)

Portfolio turnover rate[4]	6.38%

Net assets, end of period (in thousands)	$10,042

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	4.15%
Total expenses after reimbursements	0.92%

Net investment income to average net assets:
Net investment income before reimbursements	1.45%
Net investment income after reimbursements	4.68%

[1]	The Fund was formed on August 6, 2010 and it commenced investment operations on December 8, 2010.
[2]	Per share amounts are based on average number of shares outstanding during the period.
[3]

Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

[4]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover rate is not annualized for periods less than one year.

[5]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

For the Period Ended April 30, 2011 (Unaudited)

Ashmore Emerging Markets Total Return Fund - Institutional Class

For a share outstanding throughout the period ended	April 30, 2011	[1]

Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income[2]	0.22
Net realized and unrealized gain	0.45

Total from investment operations	0.67

Less distributions	(0.32)

Net asset value at end of period	$10.35

Total return[3]	6.86%

Portfolio turnover rate[4]	41.13%

Net assets, end of period (in thousands)	$21,525

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	2.61%
Total expenses after reimbursements	1.02%

Net investment income to average net assets:
Net investment income before reimbursements	3.97%
Net investment income after reimbursements	5.56%

[1]	The Fund was formed on August 6, 2010 and it commenced investment operations on December 8, 2010.
[2]	Per share amounts are based on average number of shares outstanding during the period.
[3]

Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

[4]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities, including fully funded total return swaps, by the monthly average of the value of the long term portfolio securities, including fully funded total return swaps. Portfolio turnover rate is not annualized for periods less than one year.

[5]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2011 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $195,114)
WPE International Cooperatief U.A. 10.375%, 09/30/2020		200,000	$211,500	1.81
			211,500	1.81
Barbados (Cost $109,390)
Columbus International, Inc. 11.500%, 11/20/2014		100,000	115,205	0.98
			115,205	0.98
Brazil (Cost $946,762)
Braskem Finance Ltd. 5.750%, 04/15/2021		200,000	208,548	1.78
Cia Energetica de Sao Paulo 9.750%, 01/15/2015	BRL	250,000	220,003	1.88
Itau Unibanco Holding S.A. 10.500%, 11/23/2015	BRL	200,000	130,901	1.12
JBS Finance II Ltd. 8.250%, 01/29/2018		100,000	103,408	0.88
Marfrig Overseas Ltd. 9.500%, 05/04/2020		100,000	105,636	0.90
Rearden G Holdings EINS GmbH 7.875%, 03/30/2020		100,000	108,486	0.93
Vale Overseas Ltd. 8.250%, 01/17/2034		100,000	122,783	1.05
			999,765	8.54
Chile (Cost $298,213)
Cencosud S.A. 5.500%, 01/20/2021		150,000	148,403	1.27
Inversiones Alsacia S.A. 8.000%, 08/18/2018		150,000	144,075	1.23
			292,478	2.50
China (Cost $416,485)
Country Garden Holdings Co. 11.250%, 04/22/2017		100,000	106,283	0.91
Evergrande Real Estate Group Ltd. 13.000%, 01/27/2015		100,000	106,000	0.91
Hidili Industry International Development Ltd. 8.625%, 11/04/2015		100,000	101,044	0.86
Shimao Property Holdings Ltd. 9.650%, 08/03/2017		100,000	96,982	0.83
			410,309	3.51
Croatia (Cost $111,266)
Zagrebacki Holding D.O.O. 5.500%, 07/10/2017	EUR	100,000	123,807	1.06
			123,807	1.06
Czech Republic (Cost $136,404)
Central European Media Enterprises Ltd. 11.625%, 09/15/2016	EUR	100,000	162,663	1.39
			162,663	1.39
El Salvador (Cost $102,629)
Telemovil Finance Co. Ltd. 8.000%, 10/01/2017		100,000	103,493	0.88
			103,493	0.88
Hong Kong (Cost $418,267)
Agile Property Holdings Ltd. 8.875%, 04/28/2017		100,000	102,250	0.87
Bank of East Asia Ltd. 8.500%, 11/29/2049		100,000	105,483	0.90
Central China Real Estate Ltd. 12.250%, 10/20/2015		100,000	104,274	0.89
China Oriental Group Co. Ltd. 7.000%, 11/17/2017		100,000	100,331	0.86
			412,338	3.52
Hungary (Cost $121,915)
MOL Hungarian Oil and Gas PLC 5.875%, 04/20/2017	EUR	100,000	145,092	1.24
			145,092	1.24
India (Cost $346,127)
ICICI Bank Ltd. 5.750%, 11/16/2020		100,000	100,139	0.85
Reliance Holdings USA, Inc. 6.250%, 10/19/2040		250,000	238,613	2.04
			338,752	2.89
Indonesia (Cost $206,247)
Berau Capital Resources Pte Ltd. 12.500%, 07/08/2015		100,000	118,500	1.01

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Indonesia - (continued)
GT 2005 Bonds B.V., FRN 5.000%, 07/21/2014		100,000	$95,429	0.82
			213,929	1.83
Ireland (Cost $202,760)
Digicel Group Ltd. 8.875%, 01/15/2015		200,000	207,546	1.77
			207,546	1.77
Italy (Cost $175,367)
ATF Bank JSC 9.000%, 05/11/2016		100,000	105,000	0.90
Emgesa S.A. ESP 8.750%, 01/25/2021	COP	125,000,000	73,732	0.63
			178,732	1.53
Kazakhstan (Cost $1,078,513)
BTA Bank JSC 10.750%, 07/01/2018		200,000	210,500	1.80
BTA Bank JSC 7.200%, 07/01/2025		300,000	207,000	1.77
Kazkommertsbank JSC 8.500%, 04/16/2013		300,000	307,500	2.63
KazMunayGas National Co. 6.375%, 04/09/2021		200,000	208,000	1.77
Zhaikmunai LLP 10.500%, 10/19/2015		150,000	160,318	1.37
			1,093,318	9.34
Kuwait (Cost $106,084)
Kuwait Projects Co. 9.375%, 07/15/2020		100,000	109,000	0.93
			109,000	0.93
Mexico (Cost $636,560)
America Movil S.A.B. de C.V. 6.125%, 03/30/2040		100,000	105,953	0.91
Cemex Espana Luxembourg 9.250%, 05/12/2020		100,000	102,295	0.87
Cemex S.A.B. de C.V. 9.000%, 01/11/2018		100,000	103,369	0.88
Grupo Papelero Scribe S.A. 8.875%, 04/07/2020		100,000	94,801	0.81
Grupo Televisa S.A. 8.500%, 03/11/2032		100,000	127,280	1.09
Southern Copper Corp. 6.750%, 04/16/2040		100,000	97,525	0.83
			631,223	5.39
Nigeria (Cost $198,221)
Afren PLC 11.500%, 02/01/2016		200,000	214,500	1.83
			214,500	1.83
Peru (Cost $98,665)
Banco Internacional del Peru SAA 5.750%, 10/07/2020		100,000	90,919	0.78
			90,919	0.78
Poland (Cost $146,588)
TVN Finance Corp. II AB 10.750%, 11/15/2017	EUR	100,000	165,583	1.41
			165,583	1.41
Qatar (Cost $208,883)
Nakilat, Inc. 6.267%, 12/31/2033		198,076	200,966	1.72
			200,966	1.72
Russia (Cost $394,140)
Evraz Group S.A. 9.500%, 04/24/2018		100,000	116,250	0.99
Orascom Telecom Finance SCA 7.875%, 02/08/2014		300,000	308,550	2.64
			424,800	3.63
Russian Federation (Cost $401,948)
Lukoil International Finance B.V. 6.656%, 06/07/2022		100,000	105,000	0.90
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 02/02/2021		200,000	213,250	1.82
VTB Bank OJSC Via VTB Capital S.A. 6.551%, 10/13/2020		100,000	101,125	0.86
			419,375	3.58
Saudi Arabia (Cost $87,542)
Dar Al-Arkan International Sukuk Co., FRN 2.526%, 07/16/2012		100,000	92,000	0.79
			92,000	0.79

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Seychelles (Cost $105,018)
RDS Ultra-Deepwater Ltd. 11.875%, 03/15/2017		100,000	$111,876	0.96
			111,876	0.96
South Africa (Cost $558,743)
Edcon Pty Ltd., FRN 4.423%, 06/15/2014	EUR	100,000	133,030	1.13
Edcon Pty Ltd. 9.500%, 03/01/2018	EUR	100,000	145,940	1.25
Edcon Pty Ltd. 9.500%, 03/01/2018		150,000	149,629	1.28
Foodcorp Pty Ltd. 8.750%, 03/01/2018	EUR	100,000	146,345	1.25
			574,944	4.91
South Korea (Cost $200,994)
Shinhan Bank 6.819%, 09/20/2036		100,000	104,208	0.89
Woori Bank 6.208%, 05/02/2037		100,000	99,000	0.85
			203,208	1.74
Spain (Cost $249,875)
Banco Bilbao Vizcaya Argentaria Paraguay S.A. 9.750%, 02/11/2016		150,000	163,688	1.40
Banco Santander Chile 6.500%, 09/22/2020	CLP	50,000,000	108,513	0.93
			272,201	2.33
Thailand (Cost $106,243)
True Move Co. Ltd. 10.375%, 08/01/2014		100,000	105,939	0.91
			105,939	0.91
Ukraine (Cost $402,274)
MHP S.A. 10.250%, 04/29/2015		200,000	214,500	1.83
Privatbank CJSC Via UK SPV Credit Finance PLC 9.375%, 09/23/2015		200,000	204,666	1.75
			419,166	3.58
United Arab Emirates (Cost $1,297,657)
Atlantic Finance Ltd. 10.750%, 05/27/2014		100,000	112,125	0.96
Dana Gas Sukuk Ltd. 7.500%, 10/31/2012		200,000	182,264	1.56
DP World Ltd. 6.850%, 07/02/2037		100,000	95,500	0.81
Dubai Holding Commercial Operations MTN Ltd. 4.750%, 01/30/2014	EUR	300,000	393,204	3.36
Dubai Sukuk Centre Ltd., FRN 0.685%, 06/13/2012		400,000	371,000	3.17
Jafz Sukuk Ltd., FRN 3.679%, 11/27/2012	AED	1,000,000	255,921	2.19
			1,410,014	12.05
Total Debt Securities (Cost $10,064,894)			10,454,641	89.33

Total Investments (Total Cost $10,064,894)			10,454,641	89.33

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			1,249,351	10.67

Net Assets			$11,703,992	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.

Percentages shown are based on net assets.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

At April 30, 2011, the Ashmore Emerging Markets Corporate Debt Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/02/2011	Hong Kong Shanghai Bank	Euro	201,421	United States Dollar	295,887	$2,416
05/16/2011	Hong Kong Shanghai Bank	United States Dollar	1,097,545	Euro	758,476	(25,290)
05/16/2011	Hong Kong Shanghai Bank	United States Dollar	295,775	Euro	201,421	(2,406)

Total						$(25,280)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques. Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Debt Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$9,589,374	$—	$9,589,374
Financial Certificates	—	645,264	—	645,264
Index Linked Government Bonds	—	—	220,003	220,003
Total Investments	$—	$10,234,638	$220,003	$10,454,641

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$2,416	$—	$2,416
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(27,696)	—	(27,696)
Total Other Financial Instruments	$—	$(25,280)	$—	$(25,280)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Beginning Balance at 12/8/2010	Purchases	Sales	Net realized gain/(loss)	Net change in unrealized appreciation	Net transfers in/(out) of Level 3	Ending Balance at 04/30/2011
Investment in securities at fair value:
Index Linked	$—	$198,805	$—	$—	$21,198	$—	$220,003
Government Bonds
Total	$—	$198,805	$—	$—	$21,198	$—	$220,003

The amount of change in total unrealized gain on investments in Level 3 securities still held at April 30, 2011, was $21,198, which is included in the Statement of Operations as part of the net change in unrealized appreciation (depreciation) on investments in securities.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2011:

Derivatives Not Accounted for as Hedging Instruments Foreign Exchange
Assets:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$2,416

Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$27,696

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period EndedApril 30, 2011:

Derivatives Not Accounted for as Hedging Instruments Foreign Exchange
Realized Loss on Derivatives Recognized resulting from Operations:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(86,329)

Net Change in Unrealized Depreciation on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(25,280)

* See note 8 in the Notes to Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2011 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Brazil (Cost $2,236,578)
Brazil (Fed Rep of) 12.500%, 01/05/2016	BRL	2,200,000	$1,625,668	3.09
Brazil (Fed Rep of) 12.500%, 01/05/2022	BRL	630,000	484,554	0.92
Brazil (Fed Rep of) 10.250%, 01/10/2028	BRL	420,000	284,992	0.54
			2,395,214	4.55

Chile (Cost $102,360)
Chile (Rep of) 5.500%, 08/05/2020	CLP	50,000,000	107,778	0.20
			107,778	0.20

China (Cost $308,267)
Sinochem Offshore Capital Co. Ltd. 1.800%, 01/18/2014	CNY	2,000,000	309,043	0.59
			309,043	0.59
Colombia (Cost $2,076,092)
Colombia (Rep of) 12.000%, 10/22/2015	COP	1,076,000,000	826,355	1.57
Colombia (Rep of) 7.750%, 04/14/2021	COP	1,409,000,000	898,583	1.71
Colombia (Rep of) 9.850%, 06/28/2027	COP	737,000,000	564,140	1.07
			2,289,078	4.35

Hungary (Cost $3,589,774)
Hungary (Rep of) 6.750%, 02/12/2013	HUF	190,600,000	1,080,102	2.05
Hungary (Rep of) 7.500%, 10/24/2013	HUF	113,550,000	655,078	1.24
Hungary (Rep of) 5.500%, 02/12/2014	HUF	72,000,000	395,747	0.75
Hungary (Rep of) 8.000%, 02/12/2015	HUF	92,200,000	541,463	1.03
Hungary (Rep of) 5.500%, 02/12/2016	HUF	91,130,000	487,318	0.92
Hungary (Rep of) 6.750%, 02/24/2017	HUF	70,000,000	392,107	0.74
Hungary (Rep of) 6.500%, 06/24/2019	HUF	57,980,000	316,629	0.60
Hungary (Rep of) 7.500%, 11/12/2020	HUF	29,550,000	171,732	0.33
Hungary (Rep of) 6.000%, 11/24/2023	HUF	20,000,000	103,129	0.20
			4,143,305	7.86

Israel (Cost $1,093,197)
Israel Government Bond - CPI Linked 3.500%, 04/30/2018	ILS	900,000	324,222	0.62
Israel Government Bond - CPI Linked 3.000%, 10/31/2019	ILS	800,000	264,201	0.50
Israel Government Bond - Fixed 5.000%, 01/31/2020	ILS	1,860,000	538,318	1.02
			1,126,741	2.14

Malaysia (Cost $1,391,645)
Malaysia (Rep of) 4.378%, 11/29/2019	MYR	1,039,000	361,378	0.69
Malaysia (Rep of) 4.160%, 07/15/2021	MYR	2,330,000	795,463	1.51
Malaysia (Rep of) 4.498%, 04/15/2030	MYR	835,000	281,828	0.53
			1,438,669	2.73

Mexico (Cost $1,777,654)
Mexican Bonos 7.500%, 06/21/2012	MXN	3,740,000	334,365	0.63
Mexican Bonos 9.000%, 06/20/2013	MXN	3,550,000	329,854	0.63
Mexican Bonos 7.750%, 12/14/2017	MXN	4,500,000	411,211	0.78
Mexican Bonos 10.000%, 12/05/2024	MXN	1,980,000	209,516	0.40
Mexican Bonos 7.500%, 06/03/2027	MXN	4,440,000	377,457	0.72
Mexican Bonos 8.500%, 05/31/2029	MXN	2,410,000	222,830	0.42
			1,885,233	3.58

Peru (Cost $882,321)
Peru (Rep of) 8.600%, 08/12/2017	PEN	290,000	115,221	0.22
Peru (Rep of) 8.600%, 08/12/2017	PEN	220,000	87,640	0.16
Peru (Rep of) 7.840%, 08/12/2020	PEN	314,000	116,428	0.22
Peru (Rep of) 7.840%, 08/12/2020	PEN	365,000	135,339	0.26
Peru (Rep of) 8.200%, 08/12/2026	PEN	275,000	104,087	0.20
Peru (Rep of) 8.200%, 08/12/2026	PEN	262,000	98,410	0.19
Peru (Rep of) 6.900%, 08/12/2037	PEN	143,000	46,046	0.09

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Peru - (continued)
Peru (Rep of) 6.900%, 08/12/2037	PEN	316,000	$100,534	0.19
			803,705	1.53

Philippines (Cost $423,626)
Philippines (Rep of) 4.950%, 01/15/2021	PHP	10,000,000	232,401	0.44
Philippines (Rep of) 6.250%, 01/14/2036	PHP	10,000,000	225,394	0.43
			457,795	0.87

Poland (Cost $2,195,916)
Poland (Rep of) 5.250%, 04/25/2013	PLN	1,140,000	431,145	0.82
Poland (Rep of) 0.000%, 07/25/2013	PLN	1,730,000	583,131	1.11
Poland (Rep of) 5.750%, 04/25/2014	PLN	786,000	300,016	0.57
Poland (Rep of) 5.500%, 04/25/2015	PLN	426,000	160,229	0.30
Poland (Rep of) 6.250%, 10/24/2015	PLN	1,300,000	501,940	0.95
Poland (Rep of) 5.750%, 09/23/2022	PLN	1,150,000	416,733	0.79
			2,393,194	4.54

Russian Federation (Cost $171,922)
Russian Foreign Bond - Eurobond 7.850%, 03/10/2018	RUB	5,000,000	193,799	0.37
			193,799	0.37

South Africa (Cost $3,653,995)
South Africa (Rep of) 13.500%, 09/15/2015	ZAR	4,050,250	748,343	1.42
South Africa (Rep of) 8.250%, 09/15/2017	ZAR	3,000,000	458,205	0.87
South Africa (Rep of) 8.000%, 12/21/2018	ZAR	2,710,000	405,114	0.77
South Africa (Rep of) 7.250%, 01/15/2020	ZAR	5,226,200	739,574	1.40
South Africa (Rep of) 6.750%, 03/31/2021	ZAR	2,520,000	339,860	0.65
South Africa (Rep of) 10.500%, 12/21/2026	ZAR	6,830,000	1,202,983	2.28
			3,894,079	7.39

Thailand (Cost $1,486,120)
Thailand (Rep of) 5.125%, 03/13/2018	THB	9,300,000	339,457	0.65
Thailand (Rep of) 3.875%, 06/13/2019	THB	7,000,000	239,282	0.45
Thailand (Rep of) 3.650%, 12/17/2021	THB	7,600,000	254,212	0.48
Thailand (Rep of) 5.500%, 03/13/2023	THB	9,400,000	364,484	0.69
Thailand (Rep of) 4.750%, 12/20/2024	THB	5,280,000	193,205	0.37
Thailand (Rep of) 5.670%, 03/13/2028	THB	3,141,000	127,145	0.24
			1,517,785	2.88

Turkey (Cost $4,082,719)
Turkey (Rep of) 0.000%, 11/07/2012	TRY	4,418,300	2,567,665	4.87
Turkey (Rep of) 16.000%, 08/28/2013	TRY	488,000	377,548	0.72
Turkey (Rep of) 9.000%, 05/21/2014	TRY	767,000	716,034	1.36
Turkey (Rep of) 4.120%, 04/01/2020	TRY	741,000	568,869	1.08
			4,230,116	8.03

Uruguay (Cost $976,661)
Uruguay (Rep of) 5.000%, 09/14/2018	UYU	6,100,000	544,872	1.03
Uruguay (Rep of) 4.250%, 04/05/2027	UYU	2,129,000	170,671	0.32
Uruguay (Rep of) 3.700%, 06/26/2037	UYU	1,970,000	143,333	0.27
Uruguay Notas del Tesoro 9.000%, 01/27/2014	UYU	1,800,000	94,536	0.18

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Uruguay - (continued)
Uruguay Notas del Tesoro 3.250%, 01/27/2019	UYU	700,000	$86,652	0.17
			1,040,064	1.97
Total Debt Securities (Cost $26,448,847)			28,225,598	53.58

Options

Currency Options (Cost $12,992)
Put Option June 11, strike price EUR 4.14	EUR	1,000,000	22,794	0.04

Total Options (Cost $12,992)			22,794	0.04

Fully Funded Total Return Swaps

India (Cost $273,622)
India Government Bond, Issued by HSBC, 7.490%, 04/16/2017	INR	4,960,000	108,198	0.21
India Government Bond, Issued by HSBC, 7.830%, 04/11/2018	INR	7,440,000	165,064	0.31
			273,262	0.52
Indonesia (Cost $3,632,615)
Indonesia Treasury Bond, Issued by Barclays Capital, 9.500%, 07/15/2031	IDR	2,932,000,000	364,090	0.69
Indonesia Treasury Bond, Issued by Credit Suisse, 8.375%, 09/15/2026	IDR	2,100,000,000	248,151	0.47
Indonesia Treasury Bond, Issued by Credit Suisse, 9.500%, 06/15/2015	IDR	1,500,000,000	191,693	0.36
Indonesia Treasury Bond, Issued by Deutsche Bank, 12.800%, 06/15/2021	IDR	3,952,000,000	624,970	1.19
Indonesia Treasury Bond, Issued by Deutsche Bank, 9.500%, 07/15/2031	IDR	4,700,000,000	583,636	1.11
Indonesia Treasury Bond, Issued by HSBC, 10.500%, 08/15/2030	IDR	3,080,000,000	382,468	0.72
Indonesia Treasury Bond, Issued by HSBC, 11.000%, 11/15/2020	IDR	3,100,000,000	445,830	0.85
Indonesia Treasury Bond, Issued by Standard Charter, 11.500%, 09/15/2019	IDR	6,236,000,000	898,827	1.71
Indonesia Treasury Bond, Issued by Standard Charter, 8.375%, 09/15/2026	IDR	1,200,000,000	141,801	0.27
			3,881,466	7.37
Russian Federation (Cost $2,149,199)
Russian Federal Bond - OFZ, Issued by Deutsche Bank, 12.000%, 03/27/2013	RUB	13,880,000	566,840	1.08
Russian Federal Bond - OFZ, Issued by Deutsche Bank, 8.100%, 11/26/2014	RUB	9,700,000	370,470	0.70
Russian Federal Bond - OFZ, Issued by HSBC, 10.800%, 09/19/2012	RUB	6,500,000	255,844	0.49
Russian Federal Bond - OFZ, Issued by HSBC, 11.200%, 12/17/2014	RUB	12,925,000	543,830	1.03

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russian Federation - (continued)
Russian Federal Bond - OFZ, Issued by HSBC, 11.300%, 10/17/2012	RUB	14,125,000	$561,221	1.06
			2,298,205	4.36
Total Fully Funded Total Return Swaps (Cost $6,055,436)			6,452,933	12.25

Total Investments (Total Cost $32,517,275)			34,701,325	65.87

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			$17,984,134	34.13

Net Assets			$52,685,459	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.

Percentages shown are based on net assets.

At April 30, 2011, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/02/2011	Hong Kong Shanghai Bank	Hungarian Forint	104,749,099	United States Dollar	579,685	$7,698
05/02/2011	UBS Securities	Polish Zloty	595,360	United States Dollar	205,594	18,672
05/02/2011	Barclays	United States Dollar	549,115	Hungarian Forint	104,749,099	(38,268)
05/02/2011	Deutsche Bank	United States Dollar	221,653	Polish Zloty	595,360	(2,613)
05/03/2011	UBS Securities	Brazilian Real	210,665	United States Dollar	130,000	3,887
05/03/2011	UBS Securities	Brazilian Real	8,184,581	United States Dollar	4,906,676	294,975
05/03/2011	Barclays	Russian Ruble	28,710,634	United States Dollar	1,010,000	37,516
05/03/2011	UBS Securities	Taiwan Dollar	27,160,750	United States Dollar	945,873	2,546
05/03/2011	Standard Chartered Bank	Taiwan Dollar	12,659,200	United States Dollar	430,000	12,043
05/03/2011	Hong Kong Shanghai Bank	Taiwan Dollar	14,501,550	United States Dollar	490,000	16,376
05/03/2011	Bank of America	United States Dollar	5,381,568	Brazilian Real	8,395,246	46,030
05/03/2011	Hong Kong Shanghai Bank	United States Dollar	1,032,758	Russian Ruble	28,710,664	(14,760)
05/03/2011	UBS Securities	United States Dollar	940,795	Taiwan Dollar	27,160,750	(7,624)
05/03/2011	Hong Kong Shanghai Bank	United States Dollar	505,017	Taiwan Dollar	14,501,550	(1,359)
05/03/2011	Standard Chartered Bank	United States Dollar	440,857	Taiwan Dollar	12,659,200	(1,186)
05/04/2011	Standard Chartered Bank	Indonesian Rupiah	4,275,672,258	United States Dollar	494,069	4,594
05/04/2011	Deutsche Bank	Israeli Shekel	346,701	United States Dollar	101,851	693
05/04/2011	Deutsche Bank	Israeli Shekel	1,673,904	United States Dollar	480,000	15,093
05/04/2011	Barclays	Malaysian Ringgit	1,664,300	United States Dollar	550,000	11,573
05/04/2011	Hong Kong Shanghai Bank	United States Dollar	495,213	Indonesian Rupiah	4,275,672,258	(3,450)
05/04/2011	Deutsche Bank	United States Dollar	583,248	Israeli Shekel	2,020,605	(14,390)
05/04/2011	Citibank NY	United States Dollar	553,218	Malaysian Ringgit	1,664,300	(8,356)
05/09/2011	Barclays	Chilean Peso	101,477,000	United States Dollar	210,927	9,593
05/09/2011	Barclays	Colombian Peso	657,373,000	United States Dollar	352,725	19,080
05/09/2011	Bank of America	United States Dollar	155,836	Colombian Peso	294,865,800	(10,937)
05/09/2011	Barclays	United States Dollar	518,557	Israeli Shekel	1,833,774	(23,673)
05/10/2011	UBS Securities	Polish Zloty	2,093,758	United States Dollar	729,355	58,508
05/10/2011	JP Morgan	South African Rand	6,439,223	United States Dollar	924,147	54,865
05/16/2011	UBS Securities	Korean Won	65,640,000	United States Dollar	60,000	1,244

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/16/2011	JP Morgan	Korean Won	927,949,500	United States Dollar	849,149	$16,661
05/16/2011	UBS Securities	Korean Won	588,521,000	United States Dollar	530,653	18,458
05/16/2011	Barclays	Malaysian Ringgit	939,122	United States Dollar	312,270	4,342
05/16/2011	Hong Kong Shanghai Bank	Philippine Peso	22,380,100	United States Dollar	512,248	10,047
05/16/2011	Deutsche Bank	Russian Ruble	7,188,750	United States Dollar	256,083	5,878
05/16/2011	UBS Securities	United States Dollar	752,732	Philippine Peso	32,502,950	(5,805)
05/16/2011	Hong Kong Shanghai Bank	United States Dollar	185,000	Russian Ruble	5,135,600	(2,143)
05/18/2011	Hong Kong Shanghai Bank	Indonesian Rupiah	2,225,550,000	United States Dollar	256,548	2,386
05/18/2011	Hong Kong Shanghai Bank	Indonesian Rupiah	4,275,672,258	United States Dollar	494,869	2,588
05/18/2011	Hong Kong Shanghai Bank	United States Dollar	480,000	Indonesian Rupiah	4,191,360,000	(7,648)
05/23/2011	Barclays	Indian Rupee	44,509,600	United States Dollar	969,877	31,869
05/23/2011	Barclays	Indonesian Rupiah	1,303,500,000	United States Dollar	150,000	1,525
05/23/2011	Morgan Stanley	Indonesian Rupiah	1,601,100,000	United States Dollar	181,120	5,000
05/23/2011	Standard Chartered Bank	Indonesian Rupiah	5,574,375,000	United States Dollar	641,249	6,745
05/23/2011	Barclays	Thai Baht	3,913,000	United States Dollar	130,000	1,056
05/23/2011	Bank of America	Thai Baht	93,534,069	United States Dollar	3,106,309	26,369
05/23/2011	UBS Securities	United States Dollar	579,126	Hungarian Forint	107,152,786	(19,978)
05/23/2011	Hong Kong Shanghai Bank	United States Dollar	578,086	Hungarian Forint	104,749,099	(7,580)
05/23/2011	Barclays	United States Dollar	323,929	Indian Rupee	14,965,500	(12,890)
05/23/2011	UBS Securities	United States Dollar	410,000	Indian Rupee	18,406,950	(4,272)
05/23/2011	Hong Kong Shanghai Bank	United States Dollar	273,203	Indian Rupee	12,219,000	(1,802)
05/27/2011	Morgan Stanley	Malaysian Ringgit	4,100,000	United States Dollar	1,362,715	18,464
05/31/2011	Morgan Stanley	Malaysian Ringgit	153,250	United States Dollar	50,093	1,518
05/31/2011	UBS Securitites	Malaysian Ringgit	575,890	United States Dollar	190,000	3,948
05/31/2011	Barclays	Malaysian Ringgit	7,566,139	United States Dollar	2,491,156	56,964
05/31/2011	Deutsche Bank	Polish Zloty	1,621,779	United States Dollar	567,119	41,799
06/02/2011	Bank of America	Brazilian Real	8,395,246	United States Dollar	5,360,093	(34,953)
06/02/2011	Deutsche Bank	Polish Zloty	595,360	United States Dollar	221,007	2,487
06/03/2011	Citibank NY	Malaysian Ringgit	1,664,300	United States Dollar	553,144	7,244
06/03/2011	UBS Securitites	Taiwan Dollar	27,160,750	United States Dollar	943,573	5,078
06/06/2011	Barclays	Russian Ruble	18,355,239	United States Dollar	639,689	27,843
06/07/2011	Hong Kong Shanghai Bank	Korean Won	599,670,000	United States Dollar	531,952	27,474
06/20/2011	Barclays	Singapore Dollar	90,045	United States Dollar	70,513	3,051
06/23/2011	UBS Securities	Colombian Peso	298,570,000	United States Dollar	161,215	7,904
06/23/2011	UBS Securities	United States Dollar	133,907	Colombian Peso	249,870,000	(7,627)
06/24/2011	Barclays	Peruvian Nuevo Sol	138,350	United States Dollar	49,695	(1,061)
06/27/2011	Hong Kong Shanghai Bank	Polish Zloty	247,416	United States Dollar	89,713	2,951
06/27/2011	Barclays	Russian Ruble	42,165,675	United States Dollar	1,487,981	42,375
06/27/2011	Hong Kong Shanghai Bank	South African Rand	2,079,711	United States Dollar	301,341	12,747
07/05/2011	Hong Kong Shanghai Bank	Russian Ruble	28,710,664	United States Dollar	1,027,197	14,069
07/05/2011	Deutsche Bank	United States Dollar	101,603	Israeli Shekel	346,701	(624)
07/08/2011	Morgan Stanley	Mexican Peso	1,662,934	United States Dollar	140,000	3,498
07/08/2011	UBS Securities	Mexican Peso	24,861,776	United States Dollar	2,078,483	66,898
07/08/2011	Barclays	Mexican Peso	29,218,350	United States Dollar	2,450,176	71,144
07/08/2011	Hong Kong Shanghai Bank	United States Dollar	750,000	Mexican Peso	8,908,212	(18,710)
07/08/2011	Deutsche Bank	United States Dollar	300,000	Mexican Peso	3,571,782	(8,217)
07/14/2011	UBS Securities	Chilean Peso	78,701,500	United States Dollar	165,045	6,765
07/19/2011	Barclays	Singapore Dollar	500,596	United States Dollar	402,247	6,728
07/25/2011	Citibank NY	Indian Rupee	33,781,000	United States Dollar	749,523	904
07/26/2011	UBS Securities	Chilean Peso	23,660,000	United States Dollar	50,000	1,687
07/26/2011	Bank of America	Chilean Peso	187,980,000	United States Dollar	392,648	18,010
10/25/2011	Hong Kong Shanghai Bank	United States Dollar	900,000	Turkish Lira	1,468,530	(35,246)
10/25/2011	Morgan Stanley	United States Dollar	390,000	Turkish Lira	642,038	(18,887)
10/25/2011	Morgan Stanley	United States Dollar	210,000	Turkish Lira	341,502	(7,489)
10/25/2011	Bank of America	United States Dollar	16,372	Turkish Lira	26,918	(771)

Total						$877,141

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

At April 30, 2011, the Ashmore Emerging Markets Local Currency Bond Fund had the following interest rate swap contracts outstanding:

Pay Rate Index	Receive Rate	Notional Amount		Expiration Date	Value	Premiums Paid/ (Received)	Unrealized Gains/ (Losses)	Counterparty

Mexico Interbank								Barclays Capital
TIIE 28 Day Rate	5.480%	MXN	1,100,000	12/06/2012	$42	$—	$ 42
Brazil CETIP Interbank
Deposit Rate	12.270%	BRL	395,409	01/02/2013	(614)	—	(614)	HSBC
Brazil CETIP Interbank
Deposit Rate	12.300%		1,062,614	01/02/2013	(904)	—	(904)	HSBC
Brazil CETIP Interbank								Barclays Capital
Deposit Rate	12.550%		3,394,266	01/02/2013	(857)	—	(857)
Mexico Interbank								Deutsche Bank
TIIE 28 Day Rate	5.790%	MXN	10,900,000	03/11/2013	4,087	—	4,087
Czech Interbank								Barclays Capital
Offered 6 Month Rate	2.210%	CZK	63,600,000	03/30/2013	6,524	—	6,524
Mexico Interbank								Deutsche Bank
TIIE 28 Day Rate	5.690%	MXN	11,000,000	04/24/2013	950	—	950
Brazil CETIP Interbank
Deposit Rate	12.470%	BRL	860,156	01/02/2014	(1,088)	—	(1,088)	HSBC
Mexico Interbank								Deutsche Bank
TIIE 28 Day Rate	6.250%	MXN	9,500,000	03/12/2014	5,321	—	5,321
Mexico Interbank
TIIE 28 Day Rate	6.640%		9,630,000	02/28/2015	7,432	—	7,432	HSBC
Mexico Interbank								Barclays Capital
TIIE 28 Day Rate	6.580%		7,700,000	12/03/2015	(1,495)	—	(1,495)
Mexico Interbank
TIIE 28 Day Rate	6.620%		1,000,000	12/11/2015	1	—	1	HSBC
Mexico Interbank								Barclays Capital
TIIE 28 Day Rate	6.510%		1,500,000	12/18/2015	(713)	—	(713)
Mexico Interbank								Barclays Capital
TIIE 28 Day Rate	6.490%		3,900,000	12/30/2015	(2,340)	—	(2,340)
Malaysia Interbank Offered								Deutsche Bank
Rate Fixing 3 Month	4.175%	MYR	1,000,000	01/26/2016	3,598	—	3,598
Mexico Interbank								Barclays Capital
TIIE 28 Day Rate	7.020%	MXN	25,000,000	03/08/2016	31,642	—	31,642
Malaysia Interbank Offered								Deutsche Bank
Rate Fixing 3 Month	4.030%	MYR	1,200,000	03/23/2016	1,689	—	1,689
Brazil CETIP Interbank
Deposit Rate	12.150%	BRL	307,786	01/02/2017	(2,927)	—	(2,927)	HSBC
Brazil CETIP Interbank								Barclays Capital
Deposit Rate	12.400%	BRL	1,018,864	01/02/2017	(1,450)	—	(1,450)
South Africa Johannesburg								Barclays Capital
Interbank Agreed Rate 3 Month	7.580%	ZAR	2,000,000	12/08/2017	(4,324)	—	(4,324)
South Africa Johannesburg								Barclays Capital
Interbank Agreed Rate 3 Month	7.400%		1,380,000	01/04/2018	(5,415)	—	(5,415)
South Africa Johannesburg								Barclays Capital
Interbank Agreed Rate 3 Month	7.700%		1,850,000	12/08/2018	(4,118)	—	(4,118)
South Africa Johannesburg								Barclays Capital
Interbank Agreed Rate 3 Month	7.720%		450,000	12/17/2018	(965)	—	(965)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

Pay Rate Index	Receive Rate	Notional Amount		Expiration Date	Value	Premiums Paid/ (Received)	Unrealized Gains/ (Losses)	Counterparty
South Africa Johannesburg								Barclays Capital
Interbank Agreed Rate 3 Month	7.630%	ZAR	430,000	12/31/2018	$(1,040)	$—	$(1,040)

					$33,036	$—	$33,036

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques. Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$309,043	$—	$309,043
Government Bonds	—	25,448,553	—	25,448,553
Index Linked Government Bonds	—	2,468,002	—	2,468,002
Purchased Options	—	22,794	—	22,794
Fully Funded Total Return Swaps	—	6,452,933	—	6,452,933
Total Investments	$—	$34,701,325	$—	$34,701,325

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$1,199,460	$—	$1,199,460
Interest Rate Swap Contracts	—	61,286	—	61,286
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(322,319)	—	(322,319)
Interest Rate Swap Contracts	—	(28,250)	—	(28,250)
Total Other Financial Instruments	$—	$910,177	$—	$910,177

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2011:

	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange	Fixed Income/ Interest Rate
Assets:
Investments in Securities, at Value (Purchased Options)	$22,794	$—
Unrealized Appreciation on Interest Rate Swap Contracts	—	61,286
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	1,199,460	—

	$1,222,254	$61,286

Liabilities:
Unrealized Depreciation on Interest Rate Swap Contracts	$—	$28,250
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	322,319	—

	$322,319	$28,250

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended April 30, 2011:

	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange	Fixed Income/ Interest Rate
Realized Gain on Derivatives Recognized resulting from Operations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$490,413	$—
Net Realized Gain on Interest Rate Swap Contracts	—	$6,067

	$490,413	$6,067

Net Change in Unrealized Appreciation on Derivatives recognized resulting from Operations:
Net Change in Unrealized Appreciation on Investments (Purchased Options)	$9,802	$—
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	877,141	—
Net Change in Unrealized Appreciation on Interest Rate Swap Contracts	—	33,036

	$886,943	$33,036

*	See note 8 in the Notes to Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2011 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Poland (Cost $185,689)
Poland (Rep of) 0.000%, 07/25/2013	PLN	570,000	$192,130	1.13
			192,130	1.13

Romania (Cost $135,162)
Romania Government Bond 8.000%, 10/25/2011	RON	390,000	142,252	0.83
			142,252	0.83

Turkey (Cost $1,045,452)
Turkey (Rep of) 0.000%, 08/08/2012	TRY	1,000,000	591,367	3.47
Turkey (Rep of) 0.000%, 11/07/2012	TRY	793,100	460,905	2.70
			1,052,272	6.17
Total Debt Securities (Cost $1,366,303)			1,386,654	8.13

Options

Currency Options(Cost $2,858)
Put Option June 11, strike price EUR 4.14	EUR	220,000	5,015	0.03

Total Options (Cost $2,858)			5,015	0.03

Short Term Securities

Mexico (Cost $513,828)
Mexico Cetes 0.000%, 05/05/2011	MXN	31,000,000	269,046	1.58
Mexico Cetes 0.000%, 06/02/2011	MXN	31,000,000	268,133	1.57
			537,179	3.15

Romania (Cost $212,636)
Romania Treasury Bills 6.246%, 11/23/2011	RON	640,000	223,947	1.32
			223,947	1.32

Total Short Term Securities (Cost $726,464)			761,126	4.47

Fully Funded Total Return Swaps

Indonesia (Cost $111,301)
Indonesia Treasury Bill, Issued by HSBC, 5.783%, 05/21/2011	IDR	1,000,000,000	116,681	0.68

Total Fully Funded Total Return Swaps (Cost $111,301)			116,681	0.68

Total Investments (Total Cost $2,206,926)			2,269,476	13.31

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)		14,775,724	86.69

Net Assets			$17,045,200	100.00
(1)	Par values are stated in United States Dollars unless otherwise noted below.

Percentages shown are based on net assets.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

At April 30, 2011, the Ashmore Emerging Markets Local Currency Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/02/2011	Hong Kong Shanghai Bank	United States Dollar	763,743	Hungarian Forint	138,008,350	$(10,142)
05/02/2011	Deutsche Bank	United States Dollar	132,496	Polish Zloty	355,884	(1,562)
05/02/2011	UBS Securities	Hungarian Forint	47,213,850	United States Dollar	250,000	14,753
05/02/2011	JP Morgan	Hungarian Forint	90,794,500	United States Dollar	455,181	53,951
05/02/2011	UBS Securities	Polish Zloty	355,884	United States Dollar	122,897	11,162
05/03/2011	Bank of America	United States Dollar	1,152,865	Brazilian Real	1,798,470	9,861
05/03/2011	Hong Kong Shanghai Bank	United States Dollar	204,506	Russian Ruble	5,685,274	(2,923)
05/03/2011	UBS Securities	United States Dollar	645,078	Taiwan Dollar	18,623,400	(5,227)
05/03/2011	Morgan Stanley	United States Dollar	233,564	Taiwan Dollar	6,706,800	(629)
05/03/2011	Standard Chartered Bank	United States Dollar	215,302	Taiwan Dollar	6,182,400	(579)
05/03/2011	Standard Chartered Bank	United States Dollar	199,694	Taiwan Dollar	5,734,200	(537)
05/03/2011	Deutsche Bank	Brazilian Real	668,095	United States Dollar	410,000	14,603
05/03/2011	UBS Securities	Brazilian Real	1,130,375	United States Dollar	677,663	40,739
05/03/2011	Barclays	Russian Ruble	5,685,274	United States Dollar	200,000	7,429
05/03/2011	UBS Securities	Taiwan Dollar	18,623,400	United States Dollar	648,560	1,745
05/03/2011	Standard Chartered Bank	Taiwan Dollar	5,734,200	United States Dollar	198,347	1,884
05/03/2011	Morgan Stanley	Taiwan Dollar	6,706,800	United States Dollar	230,000	4,193
05/03/2011	Standard Chartered Bank	Taiwan Dollar	6,182,400	United States Dollar	210,000	5,882
05/04/2011	Hong Kong Shanghai Bank	United States Dollar	188,985	Indonesian Rupiah	1,631,700,000	(1,316)
05/04/2011	Deutsche Bank	United States Dollar	102,447	Israeli Shekel	348,730	(697)
05/04/2011	Standard Chartered Bank	Indonesian Rupiah	1,631,700,000	United States Dollar	188,549	1,753
05/04/2011	Deutsche Bank	Israeli Shekel	348,730	United States Dollar	100,000	3,144
05/09/2011	Bank of America	United States Dollar	136,363	Colombian Peso	258,019,600	(9,570)
05/09/2011	Barclays	Chilean Peso	148,862,000	United States Dollar	309,420	14,073
05/09/2011	Barclays	Colombian Peso	756,000,000	United States Dollar	405,645	21,942
05/09/2011	Bank of America	Czech Koruna	15,381,090	United States Dollar	887,490	54,639
05/09/2011	Morgan Stanley	Israeli Shekel	868,691	United States Dollar	250,000	6,864
05/09/2011	UBS Securities	Israeli Shekel	1,200,820	United States Dollar	331,453	23,619
05/10/2011	UBS Securities	Polish Zloty	3,251,550	United States Dollar	1,132,668	90,862
05/10/2011	JP Morgan	South African Rand	3,283,701	United States Dollar	471,271	27,978
05/16/2011	JP Morgan	United States Dollar	90,962	Korean Won	99,403,500	(1,785)
05/16/2011	UBS Securities	United States Dollar	311,819	Philippine Peso	13,464,350	(2,405)
05/16/2011	Standard Chartered Bank	Korean Won	272,825,000	United States Dollar	250,000	4,555
05/16/2011	UBS Securities	Korean Won	285,325,000	United States Dollar	257,270	8,948
05/16/2011	Barclays	Malaysian Ringgit	313,250	United States Dollar	104,160	1,448
05/16/2011	Morgan Stanley	Philippine Peso	5,208,000	United States Dollar	120,000	1,542
05/16/2011	Hong Kong Shanghai Bank	Philippine Peso	22,302,300	United States Dollar	510,467	10,012
05/16/2011	Deutsche Bank	Russian Ruble	13,381,650	United States Dollar	476,690	10,942
05/18/2011	Hong Kong Shanghai Bank	United States Dollar	160,000	Indonesian Rupiah	1,397,120,000	(2,549)
05/18/2011	Hong Kong Shanghai Bank	Indonesian Rupiah	1,631,700,000	United States Dollar	188,854	988
05/18/2011	Hong Kong Shanghai Bank	Indonesian Rupiah	3,161,280,000	United States Dollar	364,413	3,390
05/23/2011	Barclays	United States Dollar	235,584	Indian Rupee	10,884,000	(9,374)
05/23/2011	UBS Securities	United States Dollar	140,000	Indian Rupee	6,285,300	(1,459)
05/23/2011	Hong Kong Shanghai Bank	Hungarian Forint	138,008,350	United States Dollar	761,635	9,986
05/23/2011	Standard Chartered Bank	Indian Rupee	12,114,900	United States Dollar	270,000	2,662
05/23/2011	Barclays	Indian Rupee	34,498,800	United States Dollar	751,739	24,701
05/23/2011	Bank of America	Thai Baht	9,671,900	United States Dollar	321,208	2,727
05/27/2011	Morgan Stanley	Malaysian Ringgit	1,200,000	United States Dollar	398,843	5,404
05/31/2011	Deutsche Bank	United States Dollar	412,902	Polish Zloty	1,180,767	(30,433)
05/31/2011	JP Morgan	Malaysian Ringgit	937,000	United States Dollar	308,966	6,597
05/31/2011	Hong Kong Shanghai Bank	Polish Zloty	1,408,954,000	United States Dollar	490,000	39,011
06/02/2011	Bank of America	Brazilian Real	1,798,470	United States Dollar	1,148,265	(7,488)
06/02/2011	Deutsche Bank	Polish Zloty	355,884	United States Dollar	132,110	1,487
06/03/2011	UBS Securities	Taiwan Dollar	18,623,400	United States Dollar	646,983	3,482
06/06/2011	Barclays	Russian Ruble	9,434,426	United States Dollar	328,794	14,311

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
06/07/2011	Hong Kong Shanghai Bank	Korean Won	277,625,000	United States Dollar	246,274	$12,719
06/08/2011	Citibank NY	Romanian Leu	771,540	United States Dollar	266,232	13,452
06/20/2011	Barclays	Singapore Dollar	64,318	United States Dollar	50,366	2,179
06/23/2011	UBS Securities	Colombian Peso	277,950,000	United States Dollar	150,000	7,439
06/24/2011	UBS Securities	Peruvian Nuevo Sol	451,680	United States Dollar	160,000	(1,223)
06/24/2011	Barclays	Peruvian Nuevo Sol	253,080	United States Dollar	90,000	(1,036)
06/27/2011	Hong Kong Shanghai Bank	United States Dollar	184,340	Polish Zloty	508,383	(6,063)
06/27/2011	Morgan Stanley	Czech Koruna	5,172,481	United States Dollar	305,500	11,144
06/27/2011	Hong Kong Shanghai Bank	South African Rand	1,950,906	United States Dollar	282,678	11,957
07/05/2011	Deutsche Bank	Israeli Shekel	348,730	United States Dollar	102,198	628
07/05/2011	Hong Kong Shanghai Bank	Russian Ruble	5,685,274	United States Dollar	203,405	2,786
07/08/2011	Hong Kong Shanghai Bank	United States Dollar	250,000	Mexican Peso	2,969,404	(6,237)
07/08/2011	Deutsche Bank	United States Dollar	140,000	Mexican Peso	1,666,832	(3,835)
07/08/2011	Barclays	Mexican Peso	9,718,230	United States Dollar	814,946	23,663
07/08/2011	UBS Securities	Mexican Peso	10,695,920	United States Dollar	894,196	28,780
07/14/2011	UBS Securities	Chilean Peso	43,768,500	United States Dollar	91,787	3,763
07/19/2011	Barclays	Singapore Dollar	2,177,109	United States Dollar	1,749,384	29,259
07/26/2011	Bank of America	Chilean Peso	105,006,000	United States Dollar	219,334	10,061
10/25/2011	Morgan Stanley	United States Dollar	200,000	Turkish Lira	329,250	(9,686)
10/25/2011	Morgan Stanley	United States Dollar	110,000	Turkish Lira	178,882	(3,923)
10/25/2011	Bank of America	United States Dollar	14,293	Turkish Lira	23,499	(673)

Total						$599,748

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques. Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Government Bonds	$—	$1,386,654	$—	$1,386,654
Purchased Options	—	5,015	—	5,015
Short Term Securities	—	761,126	—	761,126
Fully Funded Total Return Swaps	—	116,681	—	116,681
Total Investments	$—	$2,269,476	$—	$2,269,476
Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$721,099	$—	$721,099
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(121,351)	—	(121,351)
Total Other Financial Instruments	$—	$599,748	$—	$599,748

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2011:

	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange	Fixed Income/ Interest Rate
Assets:
Investments in Securities, at Value (Purchased Options)	$5,015	$—
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	721,099	—
	$726,114	$—
Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$121,351	$—

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period EndedApril 30, 2011:

	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange	Fixed Income/ Interest Rate
Realized Gain on Derivatives Recognized resulting fromOperations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$440,803	$—

Net Change in Unrealized Appreciation on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Appreciation on Investments (Purchased Options)	$2,157	$—
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	599,748	—
	$601,905	$—

* See note 8 in the Notes to Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2011 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $498,713)
Argentina (Rep of) 8.750%, 06/02/2017		50,000	$50,875	0.51
Argentina (Rep of) 8.280%, 12/31/2033		336,296	296,781	2.96
Argentina (Rep of) 2.500%, 12/31/2038		100,000	43,350	0.43
Argentina Bonos 7.000%, 10/03/2015		50,000	47,239	0.47
Argentina Bonos FRN 0.467%, 08/03/2012		200,000	48,344	0.48
			486,589	4.85
Brazil (Cost $831,930)
Banco Nacional de Desenvolvimento Economico e Social 5.500%, 07/12/2020		100,000	101,951	1.02
Brazil (Fed Rep of) 5.875%, 01/15/2019		100,000	111,750	1.11
Brazil (Fed Rep of) 10.125%, 05/15/2027		100,000	151,750	1.51
Brazil (Fed Rep of) 7.125%, 01/20/2037		150,000	180,375	1.80
Brazil (Fed Rep of) 11.000%, 08/17/2040		200,000	271,000	2.70
			816,826	8.14
Chile (Cost $102,301)
Empresa Nacional del Petroleo 5.250%, 08/10/2020		100,000	99,693	0.99
			99,693	0.99
China (Cost $99,360)
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020		100,000	95,499	0.95
			95,499	0.95
Colombia (Cost $441,058)
Colombia (Rep of) 7.375%, 03/18/2019		150,000	182,250	1.82
Colombia (Rep of) 11.750%, 02/25/2020		100,000	153,000	1.52
Colombia (Rep of) 6.125%, 01/18/2041		100,000	104,750	1.04
			440,000	4.38
Dominican Republic (Cost $108,761)
Dominican Republic International Bond 7.500%, 05/06/2021		100,000	105,000	1.05
			105,000	1.05
Egypt (Cost $102,199)
Nile Finance Ltd. 5.250%, 08/05/2015		100,000	97,748	0.97
			97,748	0.97
El Salvador (Cost $132,798)
El Salvador (Rep of) 8.250%, 04/10/2032		100,000	110,250	1.10
El Salvador (Rep of) 7.650%, 06/15/2035		20,000	20,150	0.20
			130,400	1.30
Hungary (Cost $63,800)
Hungary (Rep of) 6.375%, 03/29/2021		40,000	41,500	0.42
Hungary (Rep of) 7.625%, 03/29/2041		24,000	25,267	0.25
			66,767	0.67
Indonesia (Cost $793,544)
Indonesia (Rep of) 7.500%, 01/15/2016		150,000	174,562	1.74
Indonesia (Rep of) 5.875%, 03/13/2020		150,000	164,063	1.63
Indonesia (Rep of) 8.500%, 10/12/2035		150,000	196,875	1.96
Indonesia (Rep of) 7.750%, 01/17/2038		100,000	121,750	1.21
Majapahit Holding B.V. 7.750%, 01/20/2020		100,000	115,000	1.15
			772,250	7.69
Iraq (Cost $222,138)
Iraq (Rep of) 5.800%, 01/15/2028		250,000	228,125	2.27
			228,125	2.27

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Ivory Coast (Cost $76,740)
Ivory Coast (Rep of) 2.500%, 12/31/2032(2)		150,000	$83,062	0.83
			83,062	0.83
Kazakhstan (Cost $392,432)
Kazatomprom 6.250%, 05/20/2015		100,000	105,250	1.05
KazMunayGas National Co. 11.750%, 01/23/2015		150,000	187,312	1.86
KazMunayGas National Co. 7.000%, 05/05/2020		100,000	108,250	1.08
			400,812	3.99
Lebanon (Cost $104,961)
Lebanon Government International Bond (Rep of) 6.375%, 03/09/2020		100,000	101,625	1.01
			101,625	1.01
Lithuania (Cost $110,890)
Lithuania (Rep of) 7.375%, 02/11/2020		100,000	113,250	1.13
			113,250	1.13
Malaysia (Cost $108,455)
Petronas Capital Ltd. 5.250%, 08/12/2019		100,000	106,640	1.06
			106,640	1.06
Mexico (Cost $642,922)
Mexico (Rep of) 5.625%, 01/15/2017		74,000	82,547	0.82
Mexico (Rep of) 5.950%, 03/19/2019		100,000	112,000	1.12
Mexico (Rep of) 8.300%, 08/15/2031		100,000	133,000	1.32
Mexico (Rep of) 6.750%, 09/27/2034		25,000	28,462	0.28
Mexico (Rep of) 6.050%, 01/11/2040		150,000	155,475	1.55
Petroleos Mexicanos 8.000%, 05/03/2019		100,000	120,500	1.20
			631,984	6.29
Morocco (Cost $64,166)
Kingdom of Morocco 4.500%, 10/05/2020	EUR	50,000	66,830	0.67
			66,830	0.67
Panama (Cost $233,366)
Panama (Rep of) 7.250%, 03/15/2015		100,000	116,900	1.16
Panama (Rep of) 6.700%, 01/26/2036		100,000	113,000	1.13
			229,900	2.29
Peru (Cost $210,977)
Peru (Rep of) 7.125%, 03/30/2019		100,000	115,000	1.15
Peru (Rep of) 8.750%, 11/21/2033		64,000	82,560	0.82
			197,560	1.97
Philippines (Cost $782,239)
Philippines (Rep of) 4.000%, 01/15/2021		250,000	240,625	2.40
Philippines (Rep of) 10.625%, 03/16/2025		100,000	149,125	1.49
Philippines (Rep of) 9.500%, 02/02/2030		100,000	141,000	1.40
Philippines (Rep of) 6.375%, 10/23/2034		100,000	106,875	1.06
Power Sector Assets & Liabilities Management Corp. 7.390%, 12/02/2024		100,000	115,250	1.15
			752,875	7.50
Poland (Cost $113,722)
Poland (Rep of) 6.375%, 07/15/2019		100,000	111,250	1.11
			111,250	1.11
Russia (Cost $791,175)
Russian Foreign Bond - Eurobond 5.000%, 04/29/2020		100,000	101,250	1.01
Russian Foreign Bond - Eurobond 7.500%, 03/31/2030		34,600	40,396	0.40
Russian Foreign Bond - Eurobond 7.500%, 03/31/2030		289,775	338,312	3.37
RZD Capital Ltd. 5.739%, 04/03/2017		100,000	104,625	1.04

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russia—(continued)
Vnesheconombank Via VEB Finance Ltd. 6.902%, 07/09/2020		200,000	$214,000	2.13
			798,583	7.95

South Africa (Cost $162,173)
South Africa (Rep of) 5.500%, 03/09/2020		150,000	159,825	1.59
			159,825	1.59
Sri Lanka (Cost $110,741)
Sri Lanka (Rep of) 7.400%, 01/22/2015		100,000	109,500	1.09
			109,500	1.09
Turkey (Cost $610,998)
Turkey (Rep of) 7.500%, 07/14/2017		100,000	117,500	1.17
Turkey (Rep of) 6.750%, 04/03/2018		150,000	170,475	1.70
Turkey (Rep of) 7.375%, 02/05/2025		150,000	176,625	1.76
Turkey (Rep of) 6.875%, 03/17/2036		114,000	124,773	1.24
			589,373	5.87
Ukraine (Cost $557,950)
Financing of Infrastructural Projects State Enterprise 8.375%, 11/03/2017		150,000	159,260	1.58
Ukraine (Rep of) 6.875%, 09/23/2015		150,000	156,525	1.56
Ukraine (Rep of) 7.750%, 09/23/2020		100,000	104,500	1.04
Ukreximbank Via Biz Finance PLC 8.375%, 04/27/2015		150,000	157,500	1.57
			577,785	5.75
United Arab Emirates (Cost $243,272)
Dubai (Govt of) 7.750%, 10/05/2020		100,000	102,500	1.02
Dubai DOF Sukuk Ltd. 6.396%, 11/03/2014		150,000	156,900	1.56
			259,400	2.58

Uruguay (Cost $426,602)
Uruguay (Rep of) 6.875%, 09/28/2025		150,000	175,125	1.74
Uruguay (Rep of) 7.625%, 03/21/2036		200,000	241,000	2.40
			416,125	4.14
Venezuela (Cost $412,418)
Petroleos de Venezuela S.A. 5.375%, 04/12/2027		150,000	70,950	0.71
Venezuela (Rep of) 5.750%, 02/26/2016		70,000	53,725	0.53
Venezuela (Rep of) 9.000%, 05/07/2023		180,000	123,120	1.23
Venezuela (Rep of) 7.650%, 04/21/2025		75,000	46,125	0.46
Venezuela (Rep of) 9.250%, 05/07/2028		125,000	84,375	0.84
Venezuela (Rep of) 9.375%, 01/13/2034		54,000	36,585	0.36
			414,880	4.13
Total Debt Securities (Cost $9,552,801)			9,460,156	94.21

Total Investments (Total Cost $9,552,801)			9,460,156	94.21

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			581,443	5.79

Net Assets			$10,041,599	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Issuer has defaulted on terms of debt obligation.

Percentages shown are based on net assets.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

At April 30, 2011, the Ashmore Emerging Markets Sovereign Debt Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Loss
05/16/2011	Hong Kong Shanghai Bank	United States Dollar	66,986	Euro	46,292	$(1,543)

Total						$(1,543)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques. Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Sovereign Debt Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Debt	$—	$1,698,217	$—	$1,698,217
Government Agencies	—	261,210	—	261,210
Government Bonds	—	7,343,829	—	7,343,829
Financial Certificates	—	156,900	—	156,900
Total Investments	$—	$9,460,156	$—	$9,460,156

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(1,543)	$—	$(1,543)
Total Other Financial Instruments	$—	$(1,543)	$—	$(1,543)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2011:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange
Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$1,543

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period EndedApril 30, 2011:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange
Realized Loss on Derivatives Recognized resulting from Operations:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(1,503)

Net Change in Unrealized Depreciation on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(1,543)

* See note 8 in the Notes to Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2011 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $705,757)
Argentina Bonos, FRN 0.467%, 08/03/2012		200,000	$48,344	0.22
Argentina Bonos 7.000%, 10/03/2015		60,000	56,735	0.26
Argentine (Rep of) 8.280%, 12/31/2033		182,133	160,732	0.75
Argentine (Rep of) 2.500%, 12/31/2038		100,000	43,350	0.20
WPE International Cooperatief UA 10.375%, 09/30/2020		400,000	423,000	1.97
			732,161	3.40
Barbados (Cost $218,779)
Columbus International, Inc. 11.500%, 11/20/2014		200,000	230,410	1.07
			230,410	1.07
Brazil (Cost $1,220,842)
Banco Nacional de Desenvolvimento Economico e Social 5.500%, 07/12/2020		250,000	254,877	1.18
Brazil (Fed Rep of) 12.500%, 01/05/2016	BRL	250,000	184,735	0.86
Brazil (Fed Rep of) 5.875%, 01/15/2019		100,000	111,750	0.52
Brazil (Fed Rep of) 12.500%, 01/05/2022	BRL	250,000	192,283	0.89
Brazil (Fed Rep of) 7.125%, 01/20/2037		100,000	120,250	0.56
Brazil (Fed Rep of) 11.000%, 08/17/2040		100,000	135,500	0.63
Itau Unibanco Holding S.A. 10.500%, 11/23/2015	BRL	400,000	261,803	1.22
			1,261,198	5.86
Chile (Cost $245,855)
Corp. Nacional del Cobre de Chile 3.750%, 11/04/2020		100,000	94,197	0.44
Inversiones Alsacia S.A. 8.000%, 08/18/2018		150,000	144,075	0.67
			238,272	1.11
China (Cost $313,686)
Evergrande Real Estate Group Ltd. 13.000%, 01/27/2015		200,000	212,000	0.99
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020		100,000	95,499	0.44
			307,499	1.43
Colombia (Cost $502,732)
Colombia (Rep of) 12.000%, 10/22/2015	COP	141,000,000	108,286	0.50
Colombia (Rep of) 7.375%, 03/18/2019		100,000	121,500	0.56
Colombia (Rep of) 11.750%, 02/25/2020		50,000	76,500	0.36
Colombia (Rep of) 7.750%, 04/14/2021	COP	76,000,000	48,469	0.23
Colombia (Rep of) 9.850%, 06/28/2027	COP	8,000,000	6,124	0.03
Colombia (Rep of) 6.125%, 01/18/2041		150,000	157,125	0.73
			518,004	2.41
Czech Republic (Cost $136,404)
Central European Media Enterprises Ltd. 11.625%, 09/15/2016	EUR	100,000	162,663	0.76
			162,663	0.76
Dominican Republic (Cost $108,761)
Dominican Republic International Bond 7.500%, 05/06/2021		100,000	105,000	0.49
			105,000	0.49
Egypt (Cost $102,199)
Nile Finance Ltd. 5.250%, 08/05/2015		100,000	97,748	0.45
			97,748	0.45
El Salvador (Cost $286,695)
El Salvador (Rep of) 8.250%, 04/10/2032		50,000	55,125	0.26
El Salvador (Rep of) 7.650%, 06/15/2035		25,000	25,188	0.12
Telemovil Finance Co. Ltd. 8.000%, 10/01/2017		200,000	206,986	0.96
			287,299	1.34

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Hong Kong (Cost $215,934)
Central China Real Estate Ltd. 12.250%, 10/20/2015		200,000	$208,548	0.97
			208,548	0.97

Hungary (Cost $59,751)
Hungary (Rep of) 6.375%, 03/29/2021		40,000	41,500	0.19
Hungary (Rep of) 7.625%, 03/29/2041		20,000	21,056	0.10
			62,556	0.29

Indonesia (Cost $883,489)
Berau Capital Resources Pte Ltd. 12.500%, 07/08/2015		100,000	118,500	0.55
GT 2005 Bonds B.V., FRN 5.000%, 07/21/2014		200,000	190,858	0.89
Indonesia (Rep of) 7.500%, 01/15/2016		150,000	174,562	0.81
Indonesia (Rep of) 5.875%, 03/13/2020		150,000	164,062	0.76
Indonesia (Rep of) 7.750%, 01/17/2038		100,000	121,750	0.57
Majapahit Holding B.V. 7.750%, 01/20/2020		100,000	115,000	0.53
			884,732	4.11

Iraq (Cost $232,153)
Iraq (Rep of) 5.800%, 01/15/2028		250,000	228,125	1.06
			228,125	1.06

Ireland (Cost $202,760)
Digicel Group Ltd. 8.875%, 01/15/2015		200,000	207,546	0.96
			207,546	0.96

Israel (Cost $148,334)
Israel Government Bond - CPI Linked 3.500%, 04/30/2018	ILS	100,000	36,025	0.17
Israel Government Bond - CPI Linked 3.000%, 10/31/2019	ILS	100,000	33,025	0.15
Israel Government Bond - Fixed 5.000%, 01/31/2020	ILS	290,000	83,931	0.39
			152,981	0.71

Ivory Coast (Cost $51,321)
Ivory Coast Government International Bond 2.500%, 12/31/2032(2)		100,000	55,375	0.26
			55,375	0.26

Kazakhstan (Cost $1,392,051)
BTA Bank JSC 10.750%, 07/01/2018		450,000	473,625	2.20
BTA Bank JSC 7.200%, 07/01/2025		400,000	276,000	1.28
Kazakhstan Temir Zholy Finance B.V. 6.375%, 10/06/2020		200,000	208,000	0.97
KazMunayGas National Co. 9.125%, 07/02/2018		100,000	120,875	0.56
Zhaikmunai LLP 10.500%, 10/19/2015		300,000	320,637	1.49
			1,399,137	6.50

Lebanon (Cost $57,729)
Lebanon (Rep of) 6.375%, 03/09/2020		55,000	55,894	0.26
			55,894	0.26

Lithuania (Cost $113,434)
Lithuania (Rep of) 7.375%, 02/11/2020		100,000	113,250	0.53
			113,250	0.53

Malaysia (Cost $157,741)
1Malaysia Sukuk Global Bhd. 3.928%, 06/04/2015		100,000	105,522	0.49
Petronas Capital Ltd. 5.250%, 08/12/2019		50,000	53,320	0.25
			158,842	0.74

Mexico (Cost $1,696,072)
Cemex Espana Luxembourg 9.250%, 05/12/2020		200,000	204,590	0.95
Cemex S.A.B. de C.V. 9.000%, 01/11/2018		200,000	206,738	0.96
Mexican Bonos 7.500%, 06/21/2012	MXN	1,410,000	126,058	0.59
Mexican Bonos 9.000%, 12/20/2012	MXN	3,570,000	328,342	1.53
Mexican Bonos 9.000%, 06/20/2013	MXN	1,340,000	124,508	0.58
Mexican Bonos 9.500%, 12/18/2014	MXN	2,000,000	192,602	0.89

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mexico - (continued)
Mexican Bonos 8.000%, 12/17/2015	MXN	940,000	$86,623	0.40
Mexico Government International Bond 6.625%, 03/03/2015		100,000	114,750	0.53
Mexico Government International Bond 5.950%, 03/19/2019		66,000	73,920	0.34
Mexico Government International Bond 8.300%, 08/15/2031		100,000	133,000	0.62
Mexico Government International Bond 6.050%, 01/11/2040		100,000	103,650	0.48
Petroleos Mexicanos 8.000%, 05/03/2019		50,000	60,250	0.28
			1,755,031	8.15

Morocco (Cost $64,168)
Kingdom of Morocco 4.500%, 10/05/2020	EUR	50,000	66,830	0.31
			66,830	0.31

Nigeria (Cost $198,221)
Afren PLC 11.500%, 02/01/2016		200,000	214,500	1.00
			214,500	1.00

Panama (Cost $140,108)
Panama (Rep of) 7.250%, 03/15/2015		50,000	58,450	0.27
Panama (Rep of) 6.700%, 01/26/2036		70,000	79,100	0.37
			137,550	0.64

Peru (Cost $156,298)
Peru (Rep of) 7.125%, 03/30/2019		50,000	57,500	0.26
Peru (Rep of) 8.750%, 11/21/2033		68,000	87,720	0.41
			145,220	0.67

Philippines (Cost $474,282)
Philippines (Rep of) 4.000%, 01/15/2021		100,000	96,250	0.45
Philippines (Rep of) 10.625%, 03/16/2025		50,000	74,563	0.34
Philippines (Rep of) 9.500%, 02/02/2030		50,000	70,500	0.33
Philippines (Rep of) 6.375%, 10/23/2034		100,000	106,875	0.50
Power Sector Assets & Liabilities Management Corp. 7.390%, 12/02/2024		100,000	115,250	0.53
			463,438	2.15

Poland (Cost $480,345)
Poland (Rep of) 0.000%, 07/25/2013	PLN	400,000	134,828	0.62
Poland (Rep of) 6.375%, 07/15/2019		50,000	55,625	0.26
TVN Finance Corp. II AB 10.750%, 11/15/2017	EUR	200,000	331,165	1.54
			521,618	2.42

Russia (Cost $1,192,104)
Orascom Telecom Finance SCA 7.875%, 02/08/2014		400,000	411,400	1.91
Russian Foreign Bond - Eurobond 5.000%, 04/29/2020		100,000	101,250	0.47
Russian Foreign Bond - Eurobond 7.500%, 03/31/2030		169,540	197,938	0.92
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 02/02/2021		200,000	213,250	0.99
Vnesheconombank Via VEB Finance Ltd. 6.902%, 07/09/2020		300,000	321,000	1.49
			1,244,838	5.78

South Africa (Cost $268,264)
Edcon Pty Ltd. 9.500%, 03/01/2018		150,000	149,629	0.70
South Africa (Rep of) 6.875%, 05/27/2019		100,000	116,350	0.54
			265,979	1.24

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Thailand (Cost $212,487)
True Move Co. Ltd. 10.375%, 08/01/2014		200,000	$211,878	0.98
			211,878	0.98
Turkey (Cost $503,214)
Turkey (Rep of) 0.000%, 04/25/2012	TRY	90,000	54,693	0.25
Turkey (Rep of) 0.000%, 11/07/2012	TRY	40,000	23,246	0.11
Turkey (Rep of) 6.750%, 04/03/2018		100,000	113,650	0.53
Turkey (Rep of) 7.000%, 06/05/2020		65,000	74,588	0.35
Turkey (Rep of) 7.375%, 02/05/2025		50,000	58,875	0.27
Turkey (Rep of) 6.875%, 03/17/2036		50,000	54,725	0.25
Turkey (Rep of) 6.750%, 05/30/2040		100,000	107,700	0.50
			487,477	2.26
Ukraine (Cost $807,375)
Commercial Bank Privatbank CJSC Via UK SPV Credit Finance PLC 9.375%, 09/23/2015		200,000	204,666	0.95
Financing of Infrastructural Projects State Enterprise 8.375%, 11/03/2017		100,000	106,173	0.49
Ukraine Government International Bond 7.650%, 06/11/2013		150,000	159,975	0.74
Ukraine Government International Bond 7.750%, 09/23/2020		150,000	156,750	0.73
Ukreximbank Via Biz Finance PLC 8.375%, 04/27/2015		200,000	210,000	0.98
			837,564	3.89
United Arab Emirates (Cost $1,303,311)
Atlantic Finance Ltd. 10.750%, 05/27/2014		200,000	224,250	1.04
Dubai DOF Sukuk Ltd. 6.396%, 11/03/2014		100,000	104,600	0.49
Dubai Holding Commercial Operations MTN Ltd. 4.750%, 01/30/2014	EUR	500,000	655,340	3.04
Dubai Sukuk Centre Ltd., FRN 0.685%, 06/13/2012		400,000	371,000	1.72
Emirate of Dubai Government International Bonds 7.750%, 10/05/2020		100,000	102,500	0.48
			1,457,690	6.77
Uruguay (Cost $539,850)
Uruguay (Rep of) 5.000%, 09/14/2018	UYU	1,910,000	170,607	0.79
Uruguay (Rep of) 6.875%, 09/28/2025		85,000	99,238	0.46
Uruguay (Rep of) 4.250%, 04/05/2027	UYU	600,000	48,099	0.22
Uruguay (Rep of) 7.625%, 03/21/2036		150,000	180,750	0.84
Uruguay (Rep of) 3.700%, 06/26/2037	UYU	530,000	38,561	0.18
Uruguay Notas del Tesoro 9.000%, 01/27/2014	UYU	100,000	5,252	0.03
Uruguay Notas del Tesoro 3.250%, 01/27/2019	UYU	100,000	12,379	0.06
			554,886	2.58

Venezuela (Cost $321,540)
Petroleos de Venezuela S.A. 5.250%, 04/12/2017		150,000	91,500	0.43
Petroleos de Venezuela S.A. 5.500%, 04/12/2037		150,000	69,000	0.32
Venezuela (Rep of) 9.000%, 05/07/2023		40,000	27,360	0.13
Venezuela (Rep of) 8.250%, 10/13/2024		100,000	63,750	0.30
Venezuela (Rep of) 9.250%, 09/15/2027		70,000	50,575	0.23
Venezuela (Rep of) 9.375%, 01/13/2034		29,000	19,648	0.09
			321,833	1.50
Total Debt Securities (Cost $15,714,046)			16,153,572	75.05

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Options
Currency Options (Cost $2,988)
Put Option June 11, strike price EUR 4.14	EUR	230,000	$5,243	0.02

Total Options (Cost $2,988)			5,243	0.02

Fully Funded Total Return Swaps

India (Cost $62,449)
India Government Bond, Issued by HSBC, 7.490%, 04/16/2017	INR	1,130,000	24,650	0.11
India Government Bond, Issued by HSBC, 7.830%, 04/11/2018	INR	1,700,000	37,716	0.18
			62,366	0.29

Indonesia (Cost $101,300)
Indonesia Treasury Bond, Issued by Credit Suisse, 8.375%, 09/15/2026	IDR	100,000,000	11,816	0.06
Indonesia Treasury Bond, Issued by Standard Charter, 8.375%, 09/15/2026	IDR	900,000,000	106,351	0.49
			118,167	0.55

Russian Federation (Cost $39,503)
Russian Federal Bond - OFZ, Issued by Deutsche Bank, 12.000%, 03/27/2013	RUB	290,000	11,843	0.06
Russian Federal Bond - OFZ, Issued by HSBC, 11.300%, 10/17/2012	RUB	830,000	32,927	0.15
			44,770	0.21
Total Fully Funded Total Return Swaps (Cost $203,252)			225,303	1.05

Total Investments (Total Cost $15,920,286)			16,384,118	76.12

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			5,141,023	23.88

Net Assets			$21,525,141	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Issuer has defaulted on terms of debt obligation.

Percentages shown are based on net assets.

At April 30, 2011, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gains/(Losses)
05/02/2011	JP Morgan	Hungarian Forint	52,787,500	United States Dollar	264,640	$31,367
05/02/2011	UBS Securities Hong Kong	Polish Zloty	896,620	United States Dollar	309,628	28,120
05/02/2011	Shanghai Bank	United States Dollar	292,128	Hungarian Forint	52,787,500	(3,879)
05/02/2011	Deutsche Bank	United States Dollar	333,812	Polish Zloty	896,620	(3,936)
05/03/2011	UBS Securities	Brazilian Real	32,410	United States Dollar	20,000	598
05/03/2011	Bank of America	Brazilian Real	189,961	United States Dollar	121,770	(1,041)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gains/(Losses)
05/03/2011	Barclays Capital Standard	Russian Ruble	6,111,670	United States Dollar	215,000	$7,986
05/03/2011	Chartered Bank Standard	Taiwan Dollar	5,593,600	United States Dollar	190,000	5,321
05/03/2011	Chartered Bank	Taiwan Dollar	5,688,700	United States Dollar	196,773	1,869
05/03/2011	UBS Securities	Taiwan Dollar	11,282,300	United States Dollar	392,906	1,057
05/03/2011	UBS Securities Hong Kong	United States Dollar	133,312	Brazilian Real	222,371	(8,014)
05/03/2011	Shanghai Bank	United States Dollar	219,844	Russian Ruble	6,111,670	(3,142)
05/03/2011	UBS Securities Standard	United States Dollar	390,797	Taiwan Dollar	11,282,300	(3,167)
05/03/2011	Chartered Bank Standard	United States Dollar	198,109	Taiwan Dollar	5,688,700	(533)
05/03/2011	Chartered Bank Standard	United States Dollar	194,797	Taiwan Dollar	5,593,600	(524)
05/04/2011	Chartered Bank	Indonesian Rupiah	532,128,800	United States Dollar	61,489	572
05/04/2011	Deutshe Bank	Israeli Shekel	383,603	United States Dollar	110,000	3,459
05/04/2011	UBS Securities Hong Kong	Israeli Shekel	34,609	United States Dollar	10,000	236
05/04/2011	Shanghai Bank	United States Dollar	61,632	Indonesian Rupiah	532,128,800	(429)
05/04/2011	Deutsche Bank	United States Dollar	68,380	Israeli Shekel	236,895	(1,687)
05/04/2011	Deutsche Bank	United States Dollar	53,266	Israeli Shekel	181,317	(363)
05/05/2011	Barclays Capital	Indian Rupee	1,337,100	United States Dollar	30,000	196
05/05/2011	UBS Securities Standard	United States Dollar	30,101	Indian Rupee	1,337,100	(95)
05/06/2011	Chartered Bank	Taiwan Dollar	1,186,000	United States Dollar	40,000	1,415
05/06/2011	Barclays Capital	Taiwan Dollar	580,600	United States Dollar	20,000	274
05/06/2011	Barclays Capital	United States Dollar	61,597	Taiwan Dollar	1,766,600	(92)
05/09/2011	Barclays Capital	Chilean Peso	91,238,000	United States Dollar	189,645	8,626
05/09/2011	Barclays Capital	Colombian Peso	453,600,000	United States Dollar	243,387	13,165
05/09/2011	Bank of America	Czech Koruna	9,304,610	United States Dollar	536,877	33,054
05/09/2011	UBS Securities	Israeli Shekel	1,052,907	United States Dollar	290,626	20,710
05/09/2011	UBS Securities	Israeli Shekel	214,526	United States Dollar	60,000	3,433
05/09/2011	Bank of America	United States Dollar	87,655	Colombian Peso	165,856,000	(6,152)
05/09/2011	Barclays Capital	United States Dollar	80,850	Israeli Shekel	285,911	(3,691)
05/10/2011	UBS Securities	Polish Zloty	1,963,200	United States Dollar	683,875	54,860
05/10/2011	JP Morgan	South African Rand	2,831,969	United States Dollar	406,440	24,129
05/16/2011	UBS Securities	Korean Won	159,782,000	United States Dollar	144,071	5,011
05/16/2011	UBS Securities	Korean Won	113,270,000	United States Dollar	100,000	5,685
05/16/2011	Barclays Capital Standard	Korean Won	101,565,000	United States Dollar	90,000	4,764
05/16/2011	Chartered Bank	Korean Won	32,682,000	United States Dollar	30,000	494
05/16/2011	Barclays Capital Hong Kong	Malaysian Ringgit	165,830	United States Dollar	55,141	767
05/16/2011	Shanghai Bank Standard	Philippine Peso	12,681,700	United States Dollar	290,266	5,693
05/16/2011	Chartered Bank	Philippine Peso	3,927,600	United States Dollar	90,000	1,660
05/16/2011	Deutsche Bank Hong Kong	Russian Ruble	2,875,500	United States Dollar	102,433	2,351
05/16/2011	Shanghai Bank	United States Dollar	1,150,473	Euro	795,053	(26,510)
05/16/2011	JP Morgan	United States Dollar	101,118	Korean Won	110,501,500	(1,984)
05/16/2011	UBS Securities Hong Kong	United States Dollar	159,724	Philippine Peso	6,896,900	(1,232)
05/18/2011	Shanghai Bank Hong Kong	Indonesian Rupiah	624,680,000	United States Dollar	72,009	670
05/18/2011	Shanghai Bank Hong Kong	Indonesian Rupiah	532,128,800	United States Dollar	61,589	322
05/18/2011	Shanghai Bank	United States Dollar	130,000	Indonesian Rupiah	1,135,160,000	(2,072)
05/23/2011	UBS Securities Hong Kong	Hungarian Forint	41,606,008	United States Dollar	224,867	7,757
05/23/2011	Shanghai Bank	Hungarian Forint	52,787,500	United States Dollar	291,322	3,820

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gains/(Losses)
05/23/2011	Morgan Stanley	Indonesian Rupiah	1,742,035,000	United States Dollar	197,063	$5,440
05/23/2011	Barclays Capital	Indonesian Rupiah	260,310,000	United States Dollar	30,000	260
05/23/2011	Barclays Capital	Indian Rupee	23,157,250	United States Dollar	504,603	16,581
05/23/2011	UBS Securities	Indian Rupee	1,337,100	United States Dollar	30,010	83
05/23/2011	Bank of America	Thai Baht	5,759,400	United States Dollar	191,272	1,624
05/23/2011	Barclays Capital	United States Dollar	166,872	Indian Rupee	7,709,500	(6,640)
05/23/2011	UBS Securities Hong Kong	United States Dollar	110,000	Indian Rupee	4,938,450	(1,146)
05/23/2011	Shanghai Bank	United States Dollar	62,359	Indian Rupee	2,789,000	(411)
05/27/2011	Morgan Stanley	Malaysian Ringgit	500,000	United States Dollar	166,185	2,252
05/31/2011	JP Morgan Standard	Malaysian Ringgit	988,057	United States Dollar	325,801	6,956
05/31/2011	Chartered Bank	Malaysian Ringgit	60,560	United States Dollar	20,000	395
05/31/2011	Deutsche Bank	United States Dollar	280,267	Polish Zloty	801,473	(20,657)
06/02/2011	Deutsche Bank	Polish Zloty	896,620	United States Dollar	332,840	3,746
06/02/2011	Bank of America	United States Dollar	121,284	Brazilian Real	189,961	791
06/03/2011	UBS Securities	Taiwan Dollar	11,282,300	United States Dollar	391,951	2,109
06/06/2011	Barclays Capital Hong Kong	Russian Ruble	1,526,575	United States Dollar	53,202	2,316
06/07/2011	Shanghai Bank	Korean Won	222,656,000	United States Dollar	197,513	10,201
06/08/2011	Barclays Capital	Romanian Leu	581,263	United States Dollar	201,129	9,579
06/08/2011	Citibank	Romanian Leu	685,650	United States Dollar	236,594	11,954
06/20/2011	Morgan Stanley	Russian Ruble	5,046,487	United States Dollar	178,428	4,852
06/20/2011	Barclays Capital	Singapore Dollar	446,878	United States Dollar	349,944	15,140
06/23/2011	UBS Securities	Colombian Peso	36,780,000	United States Dollar	20,000	833
06/23/2011	UBS Securities	United States Dollar	899	Colombian Peso	1,677,868	(51)
06/24/2011	Deutsche Bank	Indian Rupee	8,628,032	United States Dollar	187,647	5,214
06/24/2011	Barclays Capital	Peruvian Nuevo Sol	221,710	United States Dollar	79,637	(1,700)
06/24/2011	UBS Securities	Peruvian Nuevo Sol	282,300	United States Dollar	100,000	(765)
06/27/2011	Morgan Stanley Hong Kong	Czech Koruna	4,935,532	United States Dollar	291,505	10,633
06/27/2011	Shanghai Bank	Polish Zloty	196,385	United States Dollar	71,209	2,342
06/27/2011	Barclays Capital Hong Kong	Russian Ruble	2,885,284	United States Dollar	101,819	2,900
06/27/2011	Shanghai Bank	South African Rand	767,257	United States Dollar	111,172	4,703
07/05/2011	Deutsche Bank Hong Kong	Israeli Shekel	181,317	United States Dollar	53,136	326
07/05/2011	Shanghai Bank	Russian Ruble	6,111,670	United States Dollar	218,661	2,995
07/08/2011	UBS Securities	Mexican Peso	6,401,316	United States Dollar	535,160	17,224
07/08/2011	Barclays Capital Hong Kong	Mexican Peso	2,068,185	United States Dollar	173,433	5,036
07/08/2011	Shanghai Bank	United States Dollar	170,000	Mexican Peso	2,019,195	(4,241)
07/08/2011	Deutsche Bank	United States Dollar	120,000	Mexican Peso	1,428,713	(3,287)
07/14/2011	UBS Securities	Chilean Peso	62,653,250	United States Dollar	131,390	5,386
07/19/2011	Barclays Capital Hong Kong	Singapore Dollar	1,119,958	United States Dollar	899,926	15,052
07/25/2011	Shanghai Bank	Thai Baht	1,510,750	United States Dollar	50,099	235
07/26/2011	Barclays Capital	Chilean Peso	57,429,000	United States Dollar	119,956	5,502
08/04/2011	Barclays Capital	Taiwan Dollar	1,766,600	United States Dollar	62,215	(438)
10/25/2011	UBS Securities	Turkish Lira	713,959	United States Dollar	434,097	20,594
10/25/2011	Barclays Capital	Turkish Lira	149,358	United States Dollar	90,000	5,120
10/25/2011	Barclays Capital	Turkish Lira	131,874	United States Dollar	80,000	3,985
10/25/2011	Morgan Stanley	United States Dollar	70,000	Turkish Lira	113,834	(2,496)
10/25/2011	Morgan Stanley	United States Dollar	130,000	Turkish Lira	214,013	(6,296)
04/03/2012	UBS Securities	Brazilian Real	981,450	United States Dollar	540,000	54,659

Total						$419,788

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

At April 30, 2011, the Ashmore Emerging Markets Total Return Fund had the following interest rate swap contracts outstanding:

Pay Rate Index	Receive Rate	Notional Amount		Expiration Date	Value	Premiums Paid/ (Received)	Unrealized Gains/ (Losses)	Counterparty
Malaysia Interbank Offered
Rate Fixing 3 Month	4.065%	MYR	100,000	06/05/2011	$177	$—	$177	HSBC
Brazil CETIP Interbank
Deposit Rate	12.300%	BRL	747,765	01/02/2013	(636)	—	(636)	HSBC
Brazil CETIP Interbank
Deposit Rate	12.550%		808,159	01/02/2013	(204)	—	(204)	Barclays Capital
Mexico Interbank
TIIE 28 Day Rate	5.790%	MXN	3,400,000	03/11/2013	1,275	—	1,275	Deutsche Bank
Czech Interbank
Offered 6 Month Rate	2.210%	CZK	13,200,000	03/30/2013	1,354	—	1,354	Barclays Capital
Malaysia Interbank Offered
Rate Fixing 3 Month	4.175%	MYR	300,000	01/26/2016	1,079	—	1,079	Deutsche Bank
Brazil CETIP Interbank
Deposit Rate	11.870%	BRL	76,946	01/02/2017	(732)	—	(732)	HSBC

					$2,313	$—	$2,313

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques. Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$8,115,696	$—	$8,115,696
Government Agencies	—	361,050	—	361,050
Government Bonds	—	6,802,411	—	6,802,411
Financial Certificates	—	581,122	—	581,122
Index Linked Government Bonds	—	293,293	—	293,293
Purchased Options	—	5,243		5,243
Fully Funded Total Return Swaps	—	225,303	—	225,303
Total Investments	$—	$16,384,118	$—	$16,384,118

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$536,459	$—	$536,459
Interest Rate Swap Contracts	—	3,885	—	3,885
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(116,671)	—	(116,671)
Interest Rate Swap Contracts	—	(1,572)	—	(1,572)
Total Other Financial Instruments	$—	$422,101	$—	$422,101

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2011:

	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange	Fixed Income/ Interest Rate
Assets:
Investments in Securities, at Value (Purchased Options)	$5,243	$—
Unrealized Appreciation on Interest Rate Swap Contracts	—	3,885
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	536,459	—

	$541,702	$3,885

Liabilities:
Unrealized Depreciation on Interest Rate Swap Contracts	$—	$1,572
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	116,671	—

	$116,671	$1,572

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended April 30, 2011:

	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange	Fixed Income/ Interest Rate
Realized Gain on Derivatives Recognized resulting from Operations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$213,711	$—
Net Realized Gain on Interest Rate Swap Contracts	—	81

	$213,711	$81

Net Change in Unrealized Appreciation on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Appreciation on Investments (Purchased Options)	$2,255	$—
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	419,789	—
Net Change in Unrealized Appreciation on Interest Rate Swap Contracts	—	2,313

	$422,044	$2,313

* See note 8 in the Notes to Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS

As of April 30, 2011 (Unaudited)

1. Organization

Ashmore Funds (the “Trust”) is a Massachusetts business trust organized under the laws of The Commonwealth of Massachusetts on August 6, 2010 (inception date) and is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act” or “1940 Act”), as an open-ended investment management company. The Trust includes 5 funds as of April 30, 2011, each with its own investment objective. The Ashmore Emerging Markets Corporate Debt, Ashmore Emerging Markets Local Currency Bond, Ashmore Emerging Markets Local Currency, Ashmore Emerging Markets Sovereign Debt and Ashmore Emerging Markets Total Return Funds (each a “Fund” and collectively, the “Funds”) are separate investment funds of the Trust, all of which are non-diversified funds. Non-diversified funds may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

From August 6, 2010 through December 7, 2010, the Funds did not have any operations other than those actions relating to organizational matters, including the sale of 2,000 shares of each Fund for cash in the amount of $10.00 per share, or $20,000 for each Fund. On December 8, 2010, the Funds commenced investment operations.

Ashmore Investment Management Limited (“Ashmore” or the “Investment Manager” or “AIML”) serves as investment manager to the Funds. Ashmore Investment Management (US) Corporation (AIMUS) is the principal underwriter of shares of the Funds. AIMUS is an affiliate of the Investment Manager. The Northern Trust Company (“Northern Trust”) serves as the administrator, custodian and transfer agent of the Funds.

As of April 30, 2011, only Institutional class shares were offered by the Funds.

2. Significant accounting policies

The significant accounting policies adopted and consistently followed in the preparation of the Funds’ financial statements are set out below:

(a) Basis of preparation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b) Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. These financial statements contain all adjustments which are, in the opinion of fund management, necessary to portray a fair statement of the interim period presented. Such adjustments are normal and recurring in nature. Valuation models used to determine the fair value of unlisted derivative instruments may require the use of a number of assumptions.

(c) Determination of Net Asset Value

The net asset value (“NAV”) of a Fund’s shares is calculated at the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open for regular trading.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

(d) Investment valuation

For the purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. Market value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Domestic and foreign debt securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from independent pricing services are based on information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain debt securities purchased on a delayed delivery basis are marked-to-market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-ended investment management companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. The prospectuses for these open-ended investment management companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

If the Investment Manager believes a non-U.S. (foreign) security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security will be valued at fair value based on procedures established and approved by the Board of Trustees. A Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. The Funds may use fair value pricing more frequently for foreign securities or assets because, among other things, many foreign markets close well before the NAV of the Funds’ shares is next calculated. In considering whether fair value pricing is required and in determining fair values, the Investment Manager may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign securities on days when the Trust is not open for business, which may result in the values of a Fund’s portfolio investments being affected when you are unable to buy, sell or exchange shares of the Fund.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. Foreign exchange rates are calculated as of 3:00 p.m. Eastern time on each day that the NYSE is open for regular trading. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares of the Funds. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Investment Manager the responsibility for applying the valuation methods. For instance, certain securities or investments for which market quotes are not readily available may be valued pursuant to guidelines established by the Board of Trustees.

In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the Board approved valuation methods, the fair value of the security or asset will be determined in good faith by the Board of Trustees, generally based upon recommendations provided by the Investment Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to a Fund’s NAV calculation time, that materially

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Investment Manager the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine the NAV of its shares, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at its direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security or asset. While the Funds’ policies are intended to result in a calculation of each Fund’s NAV that fairly reflects security and asset values at the time of pricing, the Funds cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security or asset if it were to dispose of that security at the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund for purposes of calculating the NAV of the Fund’s shares.

(e) Investment transactions, income and expenses

Investment transactions are recorded at the trade date. The Funds determine the gain or loss realized from investment transactions using an identified cost basis method. Interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discounts using the effective yield method. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as such information is available.

Expenses are recorded on an accrual basis. Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

(f) Fully funded total return swaps

Each Fund is subject to market risk in the normal course of pursuing its investment objectives. Certain Funds enter into fully funded total return swaps (“TRS”) to manage their exposure to the market or certain sectors of the market, or to create exposure to certain investments to which they are otherwise not exposed. TRS contracts involve the exchange by a Fund and a counterparty of their respective commitments to pay or receive a net amount based on the change in the fair value of a particular security or index and a specified notional amount.

Where a Fund enters into a TRS transaction with a swap counterparty, pursuant to which the Fund makes an initial payment equal to the estimated value of an emerging market debt security, loan or other financial instrument, the TRS are considered investments for financial statement purposes and are valued using the same rules as the underlying assets they represent.

TRS’s are recorded at their fair value. The fair value is based on quoted market prices or prices obtained from a third party provider at the date of the Statements of Assets and Liabilities, without any deduction for estimated future selling costs. Payments related to the underlying interest are reflected in the Statements of Operations within investment income. Changes in the fair value are reflected in the Statements of Operations within net change in unrealized appreciation/ (depreciation) on investments in fully funded total return swaps in the period in which they occur.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

(g) Federal income taxes

No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For financial reporting purposes the Funds may periodically make reclassifications among components of capital accounts to reflect permanent differences between U.S. GAAP and taxable income.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules affecting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending October 31, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be greater likelihood that all or a portion of a Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses are utilized before pre-enactment capital loss carryovers.

The Funds are subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740-10, Income Taxes. This standard provides guidance as to how uncertain tax positions should be recognized, measured, presented and disclosed in the Funds’ financial statements. The Funds recognize the tax benefits of uncertain tax positions only where the position is more-likely-than-not (i.e. greater than 50-percent) to be sustained assuming examination by a tax authority based on the technical merits of the position. In evaluating whether a tax position has met the recognition threshold, the Funds must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the Funds’ financial statements. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the statement of operations if the tax positions were deemed not to meet the more-likely-than-not threshold. The Funds analyze all open tax years for all major taxing jurisdictions. Open tax years are those that are open to examination by taxing authorities, as defined by the Statute of Limitations in each jurisdiction. The Funds have no examinations by tax authorities in progress. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Further, Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Organizational and Offering Costs

Organization costs were recognized as expenses as incurred and consist of costs incurred to establish the Trust and enable it legally to do business. These expenses were paid by the Funds, and the Investment Manager has agreed to reimburse the Funds for these expenses, subject to potential recovery (see Note 9).

Offering costs were accounted for as deferred costs until operations began. Offering costs include registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs are amortized over twelve months from the commencement of operations on a straight-line basis.

3. Principal Risks

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a summary description of select principal risks.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

Market Risks

A Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, currency, emerging markets, foreign investments, and interest rate.

Currency Risks

The Funds’ shares are priced (purchased and redeemed) in U.S. dollars and the distributions paid by the Funds are paid in U.S. dollars. However, a substantial portion of a Fund’s assets may be denominated in foreign (non-U.S.) currencies and income received by the Funds from many of their investments may be paid in foreign currencies. Foreign currencies may decline in value relative to the U.S. dollar and adversely affect the value of a Fund’s investments in foreign currencies, securities denominated in foreign currencies, derivatives that provide exposure to foreign currencies, and a Fund’s income available for distribution. The values of foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies may be adversely affected by currency exchange rates, currency exchange control regulations, foreign withholding taxes, restrictions or prohibitions on the repatriation of foreign currencies, changes in supply and demand in the currency exchange markets, actual or perceived changes in interest rates intervention (or the failure to intervene) by U.S. or foreign governments, central banks, or supranational agencies such as the International Monetary Fund, and currency controls or other political and economic developments in the U.S. or abroad. The local emerging market currencies in which a Fund may be invested from time to time may experience substantially greater volatility against the U.S. dollar than the major convertible currencies of developed countries.

Officials in foreign countries may from time to time take actions in respect of their currencies which could significantly affect the value of a Fund’s assets denominated in those currencies or the liquidity of such investments. For example, a foreign government may unilaterally devalue its currency against other currencies, which would typically have the effect of reducing the U.S. dollar value of investments denominated in that currency. A foreign government may also limit the convertibility or repatriation of its currency or assets denominated in its currency, which would adversely affect the U.S. dollar value and liquidity of investments denominated in that currency. In addition, although at times most of a Fund’s income may be received or realized in these currencies, the Fund will be required to compute and distribute its income in U.S. dollars. As a result, if the exchange rate for any such currency declines after the Fund’s income has been earned and translated into U.S. dollars but before payment to shareholders, the Fund could be required to liquidate portfolio securities to make such distributions. Similarly, if a Fund incurs an expense in U.S. dollars and the exchange rate declines before the expense is paid, the Fund would have to convert a greater amount to U.S. dollars to pay for the expense at that time than it would have had to convert at the time the Fund incurred the expense.

Some of the local currencies in which the Fund may invest are neither freely convertible into one of the major currencies nor internationally traded. The local currencies may be convertible into other currencies only inside the relevant emerging market where the limited availability of such other currencies may tend to inflate their values relative to the local currency in question. Such internal exchange markets can therefore be said to be neither liquid nor competitive. In addition, many of the currencies of Emerging Market Countries in which a Fund may invest have experienced steady devaluation relative to freely convertible currencies.

The Investment Manager may, but is not required to, attempt to mitigate (or “hedge”) the risks associated with currency fluctuations by entering into forward, futures and options or other contracts to purchase or sell the currency of denomination of any investment held by a Fund and any other currencies held by the Fund. Such contracts may not be available on favorable terms or in all of the currencies in which a Fund may invest from time to time. In the case of hedging positions, currency risk includes the risk that the currency to which the Fund has obtained exposure declines in value relative to the foreign currency being hedged. In such event, the Fund may realize a loss on the hedging instrument at the same time the Fund is realizing a loss on the currency being hedged. There is no assurance that any such hedging strategies will be available or will be used by a Fund or, if used, that they will be successful.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

The Funds may use derivatives to acquire positions in currencies whose value the Investment Manager expects to correlate with the value of currencies the Fund owns, currencies the Investment Manager wants the Fund to own, or currencies the Fund is exposed to through its investments. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on its holdings of a particular currency and also lose money on the derivative. Many of the Funds also take overweighted or underweighted currency positions and/or alter the currency exposure of the securities in which they have invested. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their security investments.

Derivatives transactions, especially forward currency contracts and currency-related futures contracts and swap agreements, may involve significant amounts of currency risk.

Emerging Markets Risk

Investing in emerging market securities and currencies entails all of the risks of investing in foreign (non-U.S.) investments (see “Foreign Investment Risk”), but to a heightened degree. Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies. Additional risks of emerging market securities may include: greater political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers to which a Fund is exposed; greater risk of default (by both government and private issuers); more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; less developed legal systems; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

Certain Emerging Market Countries may impose restrictions on foreign investment and repatriation of investment income and capital. In addition, foreign investors, including the Funds, may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, nationalization or the creation of government monopolies. The currencies of Emerging Market Countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. See “Currency Risk.” Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain Emerging Market Countries. Emerging market securities may trade in more limited volume than comparable securities in developed foreign markets.

Emerging market securities may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security, all of which would negatively affect a Fund’s performance. Custody services in many Emerging Market Countries remain undeveloped and, although a Fund’s custodian and the Investment Manager will seek to establish control mechanisms, including the selection of sub-custodians, nominees or agents (“Sub-custodians”) to register securities on behalf of a Fund and regular checks of entries on relevant securities registers to ensure that the Fund’s interests continue to be recorded, there is a transaction and custody risk of dealing in securities of Emerging Market Countries.

Although a Fund’s custodian will seek to satisfy itself that each Sub-custodian selected to provide for the safe custody or control of a Fund’s investments is fit and proper and that arrangements are in place to safeguard the interests of shareholders of a Fund, under the Fund’s agreement with the custodian, the custodian will only be liable for certain limited acts of the Sub-custodian (e.g., fraud). The Fund may therefore have a potential

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

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exposure on the default of any Sub-custodian and, as a result, many of the protections which would normally be provided to an investment fund by a trustee, custodian or Sub-custodian will not be available to a Fund.

It must be appreciated that the Fund will be investing in Emerging Market Countries where the current law and market practice carry fewer safeguards than in more developed markets, including the protection of client securities against claims from general creditors in the event of the insolvency of an agent selected to hold securities on behalf of a Fund and that the custodian, the Investment Manager and a Fund’s administrator have assumed no liability for losses resulting from a Fund acting in accordance with such practice.

Foreign Investment Risk

Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes, and investing in foreign securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers.

Investing in foreign securities involves a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund’s investments. In addition, there may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund’s assets held abroad) and expenses not present in the settlement of domestic investments. The costs of investing in foreign countries are frequently higher than the costs of investing in the United States.

In addition, legal remedies available to investors in certain foreign countries may be more limited than those available to investors in the United States or in other foreign countries. The willingness and ability of foreign governmental entities to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level, and cash flow considerations related to the availability of tax or other revenues to satisfy the issuer’s obligations. If a foreign governmental entity defaults on its obligations on the securities, the Funds may have limited recourse available to it. The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers located in those countries.

Special tax considerations apply to a Fund’s investments in foreign securities. Income and/or gains received by a Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Any such taxes paid by a Fund will reduce its income available for distribution to shareholders. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or character of the Fund’s distributions to shareholders.

Interest Rate Risk

Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment. Interest rate risk is the risk that the values of debt securities and other instruments in a Fund’s portfolio will decline because of increases in market interest rates. This risk may be particularly acute because market interest rates are at historically low levels.

The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the values of existing debt instruments, and rising interest rates generally reduce the value of existing debt instruments. Interest rate risk is generally greater for investments

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with longer durations or maturities as well as for debt obligations that do not pay interest, such as zero coupon and principal-only securities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a Fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

During periods of rising interest rates, the average life of certain types of securities (e.g., mortgage backed securities) may be extended because of slower than expected principal payments. This may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security.

A Fund may invest in variable- and floating-rate debt instruments, which generally are less sensitive to interest rate changes than longer duration fixed-rate instruments, but may decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Conversely, variable- and floating-rate instruments generally will not increase in value if interest rates decline. A Fund may also invest in inverse floating rate debt securities, which may decrease in value if interest rates increase, and which also may exhibit greater price volatility than fixed-rate debt obligations with similar credit quality. To the extent a Fund holds variable- or floating-rate instruments, a decrease (or, in the case of inverse floating-rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.

Many derivatives transactions, especially interest rate swap agreements, involve significant amounts of interest rate risk.

Counterparty and Third Party Risk

Transactions involving a counterparty to a derivative or other instrument or transaction (e.g., repurchase agreement or securities loan), or a third party responsible for servicing the instrument or transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction. This is the risk that the issuer, guarantor, counterparty or third party to a particular instrument, investment or transaction becomes unable or unwilling to make timely principal, interest, or settlement payments or otherwise to honor its obligations. This risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks.

If counterparty defaults, a Fund may have contractual remedies, but the Fund may be unable to enforce them. The obligations of counterparties are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. If counterparty defaults, a Fund may have to participate in legal proceedings involving the counterparty. This could increase the Fund’s operating expenses and decrease its net asset value. If counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. Counterparty risk is still present even if a counterparty’s obligations are secured by collateral because the Fund’s interest in collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds are also subject to counterparty risk to the extent they execute a significant portion of their securities transactions through a single broker or dealer. If the broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell at favorable times or prices, resulting in losses for the Funds.

Derivatives transactions, especially over-the-counter derivatives, involve significant counter-party risk. Those derivative instruments involving high amounts of counterparty risk, include, among others, swaps (including interest rate swaps, total return swaps and credit default swaps), structured notes, forward currency contracts, and over-the-counter options contracts.

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Credit Risk

A Fund could lose money if the issuer or guarantor of a debt security or other instrument is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when a Fund owns securities of that issuer, or that the issuer will default on its obligations. Credit risk is generally greater for investments issued at less than their face values and which are required to make interest payments only at maturity rather than at intervals during the life of the investment. Credit risk is particularly pronounced for below investment grade securities (also known as “high yield” or “junk” bonds). See “High Yield Risk.”

The obligations of issuers are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. If an issuer defaults, a Fund may have to participate in legal proceedings involving the issuer. This could increase the Fund’s operating expenses and decrease its net asset value. Credit rating agencies base their ratings largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment’s volatility or liquidity. Although the Investment Manager may in its sole discretion consider credit ratings in making investment decisions, the Investment Manager may, as it deems appropriate to attain the investment objective of the Fund, perform its own investment analysis and may not rely only on ratings assigned by the rating agencies. The Investment Manager’s success in achieving a Fund’s investment objective may depend more on the Investment Manager’s credit analysis when the Fund buys lower quality instruments than when the Fund buys higher quality instruments.

Derivatives transactions, especially over-the-counter derivatives, involve significant credit risk. Those derivative instruments involving high amounts of credit risk, include, among others, swaps (including interest rate swaps, total return swaps and credit default swaps), structured notes, forward currency contracts, and over-the-counter options contracts.

4. Fair value measurements

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the pricing model and/or the inputs to the pricing model used in the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their discretion that are used in determining the fair market value of investments.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agency securities, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments and derivatives classified within level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments may include private equity and real estate investments, certain loan agreements, less-liquid corporate debt securities (including distressed debt instruments) and collateralized debt obligations. Also included in this category are options, government and sovereign obligations, government agency securities and corporate bonds for which independent broker prices are used and information relating to the inputs of the price models is currently unavailable.

5. Capital Share Transactions

Transactions in Institutional class shares for the period ended April 30, 2011, were as follows:

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase in Shares	Net Increase in Net Assets
Ashmore Emerging Markets Corporate Debt Fund	1,111,225	$11,150,000	16,816	$170,364	-	$-	1,128,041	$11,320,364
Ashmore Emerging Markets Local Currency Bond Fund	4,901,392	49,367,738	49,058	502,886	(26,967)	(267,981)	4,923,483	49,602,643
Ashmore Emerging Markets Local Currency Fund	1,592,885	16,000,000	38,204	385,461	-	-	1,631,089	16,385,461
Ashmore Emerging Markets Sovereign Debt Fund	1,000,000	10,000,000	15,133	147,878	-	-	1,015,133	10,147,878
Ashmore Emerging Markets Total Return Fund	2,027,824	20,275,000	51,634	516,524	-	-	2,079,458	20,791,524

Capital shares

Institutional Class shares are issued at the Fund’s relevant NAV per share without a sales charge. Shares confer upon the holders the right to receive notice of and attend, speak and vote at general meetings of the Funds. The shares confer upon the holders the right to any or all dividends or distributions which the Trustees in their sole discretion may from time to time resolve to make or declare.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

6. Investment Transactions

For the period ended April 30, 2011, the aggregate costs of purchases and proceeds from sales of investments (including TRS and excluding short-term investments) for the Funds were as follows:

	Purchases		Sales
Fund	U.S. Government	Other	U.S. Government	Other
Ashmore Emerging Markets Corporate Debt Fund	$-	$11,933,620	$-	$1,927,070
Ashmore Emerging Markets Local Currency Bond Fund	-	37,528,653	-	4,111,331
Ashmore Emerging Markets Local Currency Fund	-	1,521,989	-	191,483
Ashmore Emerging Markets Sovereign Debt Fund	-	10,185,194	-	600,461
Ashmore Emerging Markets Total Return Fund	-	23,609,756	-	7,530,648

At April 30, 2011, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Fund	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation (Depreciation)	Cost Basis of Securities
Ashmore Emerging Markets Corporate Debt Fund	$471,145	$(81,398)	$389,747	$10,064,894
Ashmore Emerging Markets Local Currency Bond Fund	1,880,801	(110,154)	1,770,647	26,454,951
Ashmore Emerging Markets Local Currency Fund	58,312	(3,299)	55,013	2,092,767
Ashmore Emerging Markets Sovereign Debt Fund	79,289	(171,934)	(92,645)	9,552,801
Ashmore Emerging Markets Total Return Fund	595,544	(170,559)	424,985	15,728,587

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

7. Distributions to shareholders

The Funds declare distributions of their net investment income daily and pay such distributions monthly.

Distributions of net realized capital gains, if any, are declared and paid at least annually. The Funds may also make a special distribution to comply with federal tax requirements. Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal period in which income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of foreign currency transactions and swap transactions. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual and semi-annual financial statements presented under U.S. GAAP.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

Distributions paid during the period ended April 30, 2011, were as follows:

Fund
Ashmore Emerging Markets Corporate Debt Fund	$200,279
Ashmore Emerging Markets Local Currency Bond Fund	883,553
Ashmore Emerging Markets Local Currency Fund	450,018
Ashmore Emerging Markets Sovereign Debt Fund	180,833
Ashmore Emerging Markets Total Return Fund	649,421

Taxable income is measured at the end of the Funds’ taxable year and a final determination as to the tax character of such distributions will not be made until October 31, 2011.

8. Derivative instruments and hedging activities

FASB ASC Topic 815-10 (“Topic 815-10”), Disclosures about Derivative Instruments and Hedging Activities, improves financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

None of the derivatives held in the Funds have been designated as hedging instruments under Topic 815-10. A discussion of these strategies of these derivatives and counterparty credit risk can be found below.

In accordance with Topic 815-10, the Funds record their trading-related derivative activities on a fair value basis (as described in Note 2). Fair values represent the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

The following disclosures contain information on the following; how and why the Funds use derivative financial instruments; the credit-risk-related contingent features in certain derivative financial instruments; and how derivative financial instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, are included in a table in the Schedules of Investments and categorized by type of financial derivative contract. The financial derivative instruments outstanding at the period end (as disclosed in the Notes to Schedules of Investments) and the amounts of realized, and changes in unrealized, gains and losses on derivative financial instruments during the period, as disclosed in the Statements of Operations, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Options

Each Fund is subject to market risk in the normal course of pursuing its investment objectives. A Fund enters into options to speculate on the price movements of the financial instrument underlying the option, or for use as an economic hedge against certain equity positions held in a Fund’s portfolio holdings. Option contracts give a Fund the right, but not the obligation, to buy or sell within a limited time, a financial instrument, commodity or currency at a contracted price that may also be settled in cash, based on differentials between specified indices or prices.

Options written obligate a Fund to buy or sell within a limited time, a financial instrument, commodity or currency at a contracted price that may also be settled in cash, based on differentials between specified indices or prices. Options written by a Fund may expose a Fund to the market risk of an unfavorable change in the financial instrument underlying the written option.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

A Fund is exposed to counterparty risk from the potential that a seller of an option contract does not sell or purchase the underlying asset as agreed under the terms of the option contract. The maximum risk of loss from counterparty risk to a Fund is the fair value of the contracts and the premiums paid to purchase its open option contracts. A Fund considers the credit risk of the intermediary counterparties to its option transactions in evaluating potential credit risk.

Gains and losses associated with the valuation of options are recognized at fair value as the net change in unrealized appreciation/(depreciation) on investments in securities in the Statements of Operations. The premium on purchased put options exercised is subtracted from the proceeds of the sale of the underlying security or foreign currency in determining the realized gain or loss. The premium on purchased call options exercised is added to the cost of the securities or foreign currency purchased. Premiums paid on the purchase of options that expire unexercised are recorded as realized losses and are reflected in net realized gain/(loss) on investments in securities in the Statements of Operations.

The counterparty for the options held by each of the Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Local Currency Fund, and Ashmore Emerging Markets Total Return Fund at April 30, 2011 was Credit Suisse.

(b) Forward foreign currency exchange contracts

A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time the contract is made. A Fund enters into a forward foreign currency exchange contract in connection with settling planned purchases or sales of securities or as part of an investment strategy. All forward foreign currency exchange contracts are valued daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts in the Statements of Operations. A Fund records realized gains or losses at the time the forward foreign exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in net realized gain/(loss) on forward foreign exchange contracts in the Statements of Operations.

Risks arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds bear market risk from changes in foreign currency exchange rates and credit risk if the counterparty fails to perform. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

(c) Interest rate swaps

Certain Funds entered into interest rate swaps, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the Funds’ exposure to interest rates. A Fund enters into an interest rate swap agreement to manage its exposure to interest rates. Interest rate swaps are marked to market daily and the change, if any, is recorded as unrealized gain or loss. Payments made or received are recorded as part of realized gains and losses. Certain Funds could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligations to perform.

Interest rate swaps are recorded at their fair value. The fair value is based on quoted market prices or prices obtained from a third party provider at the date of the Statements of Assets and Liabilities, without any deduction for estimated future selling costs. The periodic payments on the swap agreements entered into by the Funds are reflected in the Statement of Operations within net realized gain/(loss) on interest rate swap contracts. Unrealized gains are reported as an asset and unrealized losses are reported as a liability in the Statements of Assets and Liabilities. Changes in the fair value are reflected in the Statements of Operations

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

within net change in unrealized appreciation/(depreciation) on interest rate swap contracts in the period in which they occur.

9. Related parties

Investment management fees

The Trust has an Investment Management Agreement (the “Agreement”) with the Investment Manager, with whom certain officers and directors of the Trust are affiliated, to furnish investment management services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Investment Manager for its investment management services at the following rates, based on each Fund’s average daily net assets:

Ashmore Emerging Markets Corporate Debt Fund	1.15%
Ashmore Emerging Markets Local Currency Bond Fund	0.95%
Ashmore Emerging Markets Local Currency Fund	0.85%
Ashmore Emerging Markets Sovereign Debt Fund	0.90%
Ashmore Emerging Markets Total Return Fund	1.00%

The Investment Manager has contractually agreed to waive its fees or reimburse each Fund for other expenses, to the extent that total operating expenses (other than acquired fund fees and expenses, interest expense, taxes, extraordinary expenses and certain credits and offset arrangements) for each Fund exceed the following rates, based on each Fund’s average daily net assets. The expense limitation arrangement may be terminated by the Board of Trustees.

Ashmore Emerging Markets Corporate Debt Fund	1.17%
Ashmore Emerging Markets Local Currency Bond Fund	0.97%
Ashmore Emerging Markets Local Currency Fund	0.87%
Ashmore Emerging Markets Sovereign Debt Fund	0.92%
Ashmore Emerging Markets Total Return Fund	1.02%

Any such waiver or reimbursement is subject to the Investment Manager’s right to recover amounts waived or reimbursed to the extent actual fees and expenses for a future fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Investment Manager shall only be entitled to recover such amounts waived or reimbursed during the previous three fiscal years. The total amount subject to recovery in future years is $124,861 for Ashmore Emerging Markets Corporate Debt Fund, $128,063 for Ashmore Emerging Markets Local Currency Bond Fund, $125,070 for Ashmore Emerging Markets Local Currency Fund, $124,786 for Ashmore Emerging Markets Sovereign Debt Fund and $126,632 for Ashmore Emerging Markets Total Return Fund.

Investor Ownership

All five funds in the Trust were seeded on November 19, 2010 by Ashmore Investments UK Limited, the parent of the Investment Manager. Ashmore Investments UK Limited seeded each Fund with $10 million, except the Ashmore Emerging Markets Total Return Fund, which was seeded with $20 million.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2011 (Unaudited)

As of April 30, 2011, Ashmore Investments UK Limited owns the following percentages of outstanding shares by Fund:

Ashmore Emerging Markets Corporate Debt Fund	90.13%
Ashmore Emerging Markets Local Currency Bond Fund	20.86%
Ashmore Emerging Markets Local Currency Fund	63.42%
Ashmore Emerging Markets Sovereign Debt Fund	100.00%
Ashmore Emerging Markets Total Return Fund	98.65%

In addition to Ashmore Investments UK Limited ownership, shown in the table above, the following Funds had other investors owning greater than 5% of the outstanding shares of a Fund: one investor owned 8.55% of the outstanding shares of the Ashmore Emerging Markets Corporate Debt Fund, one investor owned 36.58% of the outstanding shares of the Ashmore Emerging Markets Local Currency Fund, and three investors owned 20.48%, 50.66% and 6.94%, respectively, of the outstanding shares of the Ashmore Emerging Markets Local Currency Bond Fund.

10. Financial Instruments with Off-Balance Sheet Risk and Concentration of Credit Risk

Derivative financial instruments may result in off-balance sheet market and credit risk. Market risk is the possibility that future changes in market price may make a financial instrument less valuable. If the markets should move against one or more positions that the Funds hold, the Funds could incur losses greater than the unrealized amounts recorded in the Statements of Assets and Liabilities.

Credit risk is the risk that the counterparty will default and fail to fulfill the terms of the agreement.

Derivative risk exposures are disclosed in Note 8.

11. Recent accounting pronouncements

On January 21, 2010, the FASB issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”). ASU 2010-06 amends ASC Topic 820-10, Fair Value Measurements and Disclosures. Specifically, ASU 2010-06 requires entities to disclose: a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers, of which there were no significant transfers to disclose for the Funds during the reporting period; b) the reasons for any transfers in or out of Level 3; and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, ASU 2010-06 clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. The requirement to separately disclose purchases, sales, issuances and settlements of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of this requirement under ASU 2010-06 and the impact it will have to the Funds’ financial statement disclosures.

12. Subsequent Events

Effective May 15, 2011, each Fund began to offer Retail classes A and C shares for sale.

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded, other than the items noted above, there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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FUND EXPENSES

As of April 30, 2011 (Unaudited)

FUND EXPENSES

As an investor of the Funds, you incur two types of costs: (1) transaction costs, if any; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 8, 2010, through April 30, 2011.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/8/10 - 4/30/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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FUND EXPENSES (CONTINUED)

As of April 30, 2011 (Unaudited)

Ashmore Emerging Markets Corporate Debt Fund - Institutional Class

	Expense Ratio	Beginning Account Value 12/8/2010	Ending Account Value 4/30/2011	* Expenses Paid 12/8/10 - 4/30/11
Actual	1.17%	$1,000.00	$1,057.40	$4.72
Hypothetical	1.17%	$1,000.00	$1,015.01	$4.62

Ashmore Emerging Markets Local Currency Bond Fund - Institutional Class
	Expense Ratio	Beginning Account Value 12/8/2010	Ending Account Value 4/30/2011	* Expenses Paid 12/8/10 - 4/30/11
Actual	0.97%	$1,000.00	$1,098.20	$3.99
Hypothetical	0.97%	$1,000.00	$1,015.79	$3.83

Ashmore Emerging Markets Local Currency Fund - Institutional Class
	Expense Ratio	Beginning Account Value 12/8/2010	Ending Account Value 4/30/2011	* Expenses Paid 12/8/10 - 4/30/11
Actual	0.87%	$1,000.00	$1,087.60	$3.56
Hypothetical	0.87%	$1,000.00	$1,016.18	$3.44

Ashmore Emerging Markets Sovereign Debt Fund - Institutional Class
	Expense Ratio	Beginning Account Value 12/8/2010	Ending Account Value 4/30/2011	* Expenses Paid 12/8/10 - 4/30/11
Actual	0.92%	$1,000.00	$1,007.30	$3.62
Hypothetical	0.92%	$1,000.00	$1,015.98	$3.63

Ashmore Emerging Markets Total Return Fund - Institutional Class
	Expense Ratio	Beginning Account Value 12/8/2010	Ending Account Value 4/30/2011	* Expenses Paid 12/8/10 - 4/30/11
Actual	1.02%	$1,000.00	$1,068.40	$4.13
Hypothetical	1.02%	$1,000.00	$1,015.59	$4.03

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (143) divided by the number of days in the current year (365) (to reflect the semiannual period).

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ADVISORY AGREEMENT APPROVAL

As of April 30, 2011 (Unaudited)

ADVISORY AGREEMENT APPROVAL

At an organizational meeting of the Board of Trustees of Ashmore Funds (the “Trust) held on November 16-17, 2010, the Board, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”) voting separately, considered and approved the Investment Management Agreements between AIML and the Trust, on behalf of each of the Funds. In considering the Investment Management Agreements, the Board considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.

In evaluating the proposed terms of the Investment Management Agreements, the Board did not identify any single factor as controlling, and individual members of the Board did not necessarily attribute the same weight or importance to each factor, nor are the items described herein all encompassing of the matters considered by the Board. Throughout their review of the Investment Management Agreements, the Trustees were assisted by counsel to the Funds.

Among the information and factors considered by the Board in evaluating the Investment Management Agreements were the following:

NATURE, QUALITY AND EXTENT OF INVESTMENT MANAGEMENT SERVICES

The Board examined the nature, quality and extent of the services that would be provided by AIML to the Funds. The Board considered information regarding the overall organization and resources of AIML, including information regarding senior management, portfolio managers and other personnel proposed to provide investment management, administrative and other services to the Funds. The Board reviewed AIML’s key personnel who provide investment management services to the Funds, as well as the fact that, under the Investment Management Agreements, AIML has the authority and responsibility, subject to the Board’s oversight, to make and execute investment decisions for the Funds within the framework of the Funds’ investment policies and restrictions. The Board considered that AIML’s duties include: (i) investment research and selection, (ii) adherence to (and monitoring compliance with) the Funds’ investment policies and restrictions, the 1940 Act and other relevant laws, and (iii) monitoring the performance of the various organizations providing services to the Funds, including the Funds’ administrator, custodian and transfer agent. The Board also evaluated the significant compliance resources available to AIML.

The Trustees considered performance information for other portfolios currently managed by AIML that have investment strategies substantially similar to those of the Funds. The Trustees reviewed that information against the performance of certain market indices. The Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds and that there was a reasonable basis on which to conclude that the Funds would benefit from the services provided by AIML under the Investment Management Agreements.

INVESTMENT MANAGEMENT FEES AND COST OF SERVICES

The Board reviewed AIML’s estimated costs and profitability in serving as each Fund’s investment adviser. The Board noted that the information provided was necessarily estimated because the Funds had not yet begun operations.

The Board considered the investment management fees to be paid by each Fund to AIML. In doing so, the Board compared the proposed fee arrangements to those of other similar investment companies and noted that, in respect of certain of the Funds, there were only a limited number of registered investment companies with similar investment strategies. In light of the information provided, the Board concluded that the proposed fees were generally within

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ADVISORY AGREEMENT APPROVAL (CONTINUED)

As of April 30, 2011 (Unaudited)

the range of fees paid by other similar investment companies. The Board also considered comparative fee data for other similar funds and accounts advised by AIML. In evaluating the information provided, the Trustees considered that certain of those other accounts may not require the same level or type of services as the Funds. The Board also considered the significant costs associated with sponsoring and organizing registered investment companies and AIML’s commitment to limit certain of the Funds’ ordinary operating expenses for a period of time.

In evaluating the terms of the proposed Investment Management Agreements, the Trustees also considered the potential other benefits that may inure to AIML’s benefit as a result of its relationship with the Funds, such as the reputational benefit derived from serving as investment adviser to the Funds.

ECONOMIES OF SCALE

The Board noted that the advisory fee schedules for the Funds do not contain breakpoints that would reduce the fee rate on assets above specified levels. In evaluating the proposed fee schedules, the Board considered AIML’s representation that the proposed fees were intended to reflect achievable economies of scale and also AIML’s proposal to limit certain expenses of each Fund. The Board received and evaluated information concerning whether AIML would realize economies of scale as the Trust’s assets grow beyond current levels. In light of the Trust’s current size and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

The Trustees concluded that the fees to be paid by each Fund were reasonable in light of the services to be provided by AIML, its projected costs and the Funds’ current and reasonably foreseeable asset levels, and that the Investment Management Agreements should be approved.

ASHMORE FUNDS

FOR MORE INFORMATION

As of April 30, 2011

PORTFOLIO HOLDINGS

Ashmore Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Ashmore Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the most recent 12-month period ended June 30 are available upon request and without charge by visiting Ashmore Funds’ Web site at ashmoregroup.com or the SEC’s Web site at sec.gov or by calling 866-876-8294.

ASHMORE FUNDS

PRIVACY POLICY

We consider customer privacy to be a fundamental aspect of our relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of our current, prospective and former shareholders’ personal information. To ensure our shareholders’ privacy, we have developed policies that are designed to protect this confidentiality, while allowing shareholders’ needs to be served.

Obtaining Personal Information In the course of providing shareholders with products and services, we may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

Respecting Your Privacy As a matter of policy, we do not disclose any personal or account information provided by shareholders or gathered by us to non-affiliated third parties, except as required for our everyday business purposes, such as to process transactions or service a shareholder’s account, or as otherwise permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, and gathering shareholder proxies. We may also retain non-affiliated financial services providers to market our shares or products and we may enter into joint-marketing arrangements with them and other financial companies. We may also retain marketing and research service firms to conduct research on shareholder satisfaction. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. We may also provide a shareholder’s personal and account information to their respective brokerage or financial advisory firm, Custodian, and/or to their financial advisor or consultant.

Sharing Information with Third Parties We reserve the right to disclose or report personal information to non-affiliated third parties where we believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect our rights or property or upon reasonable request by any investee entity in which a shareholder has chosen to invest. Of course, we may also share your information with your consent.

Sharing Information with Affiliates We may share shareholder information with our affiliates in connection with our affiliates’ everyday business purposes, such as servicing a shareholder’s account, but our affiliates may not use this information to market products and services to you except in conformance with applicable laws or regulations. The information we share includes information about our experiences and transactions with a shareholder and may include, for example, a shareholder’s participation in one of the Funds or in other investment programs, a shareholder’s 67 ownership of certain types of accounts, or other data about a shareholder’s transactions or accounts. Our affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information We take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, we have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In addition, we have physical, electronic, and procedural safeguards in place to guard a shareholder’s non-public personal information.

Disposal of Confidential Records We will dispose of records, if any, that are knowingly derived from data received from a consumer reporting agency regarding a shareholder that is an individual in a manner that ensures the confidentiality of the data is maintained. Such records include, among other things, copies of consumer reports and notes of conversations with individuals at consumer reporting agencies.

ASHMORE FUNDS

TRUSTEES AND OTHER INFORMATION

Independent Trustees

Oliver T. Kane

George J. Gorman

Yeelong Balladon

Interested Trustees

George Grunebaum

Martin Tully

Administrator, Custodian and Transfer Agent

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60675

312-552-2790

Investment Manager

Ashmore Investment Management Limited

61 Aldwych

London WC2B 4AE

United Kingdom

44-20-3077-6000

Distributor

Ashmore Investment Management (US) Corporation

122 East 42nd Street

New York, New York 10168

212-661-0061

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

617-951-7000

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Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this reporting period.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ashmore Funds

By	/s/ George Grunebaum
George Grunebaum, President and Chief Executive Officer
(Principal Executive Officer)

Date: July 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ George Grunebaum
George Grunebaum, President and Chief Executive Officer
(Principal Executive Officer)

Date: July 7, 2011

By	/s/ Chris Tsutsui
Chris Tsutsui, Treasurer
(Principal Financial and Accounting Officer)

Date: July 7, 2011